UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2010

Date of reporting period:	03/31/2010

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2010 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2010

	Number of Shares	Value

Investments — 105.5% of net assets

Common Stocks — 36.7%

US Common Stocks — 17.3%

Aerospace & Defense — 0.2%
AAR Corp. (a)	100,000	$2,482,000
General Dynamics Corp.	2,900	223,880
L-3 Communications Holdings, Inc.	5,300	485,639
Lockheed Martin Corp.	2,600	216,372
Northrop Grumman Corp.	16,757	1,098,756
Raytheon Co.	35,138	2,007,083
		6,513,730

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	3,200	178,720
Expeditors International of Washington, Inc.	4,848	178,988
FedEx Corp.	103,400	9,657,560
		10,015,268

Airlines — 0.2%
AMR Corp. (a)	203,284	1,851,917
Delta Air Lines, Inc. (a)	217,304	3,170,465
US Airways Group, Inc. (a)	127,419	936,530
		5,958,912

Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a)	690,543	3,038
Ford Motor Co. (a)	16,500	207,405
		210,443

Beverages — 0.1%
Constellation Brands, Inc. , Class A (a)	193,100	3,174,564
PepsiCo, Inc.	4,000	264,640
		3,439,204

Biotechnology — 0.0%
Amgen, Inc. (a)	11,400	681,264
Biogen Idec, Inc. (a)	3,500	200,760
Gilead Sciences, Inc. (a)	13,900	632,172
		1,514,196

Capital Markets — 0.2%
Ameriprise Financial, Inc.	7,263	329,450
Franklin Resources, Inc.	5,100	565,590
Goldman Sachs Group, Inc. (The)	3,900	665,457
HFF, Inc. , Class A (a)	175,500	1,303,965
Legg Mason, Inc.	104,152	2,986,038
T. Rowe Price Group, Inc.	10,000	549,300
		6,399,800

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Chemicals — 0.2%
E. I. du Pont de Nemours & Co.	9,600	$357,504
International Flavors & Fragrances, Inc.	64,000	3,050,880
Nalco Holding Co.	98,000	2,384,340
Scotts Miracle-Gro Co. (The) , Class A	37,469	1,736,688
		7,529,412

Commercial Banks — 0.1%
PNC Financial Services Group, Inc.	3,500	208,950
Preferred Bank/Los Angeles CA (a)	91,765	124,801
South Financial Group, Inc. (The)	362,153	250,356
Wells Fargo & Co.	120,533	3,750,987
		4,335,094

Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	140,500	2,115,930
Pitney Bowes, Inc.	31,063	759,491
Viad Corp.	91,224	1,874,653
		4,750,074

Communications Equipment — 0.0%
Cisco Systems, Inc. (a)	26,800	697,604

Computers & Peripherals — 0.5%
Dell, Inc. (a)	576,890	8,659,119
Hewlett-Packard Co.	96,822	5,146,089
International Business Machines Corp. (IBM)	4,800	615,600
QLogic Corp. (a)	100,000	2,030,000
Seagate Technology (a)	20,200	368,852
Western Digital Corp. (a)	9,100	354,809
		17,174,469

Construction & Engineering — 0.0%
KBR, Inc.	70,000	1,551,200

Consumer Finance — 0.0%
American Express Co.	32,190	1,328,159
Capital One Financial Corp.	5,900	244,319
		1,572,478

Distributors — 0.1%
Genuine Parts Co.	112,700	4,760,448

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	3,900	239,031
DeVry, Inc.	30,400	1,982,080
ITT Educational Services, Inc. (a)	20,000	2,249,600
K12, Inc. (a)	14,048	312,006

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Sotheby's	71,658	$2,227,847
		7,010,564

Diversified Financial Services — 0.3%
Bank of America Corp.	407,545	7,274,678
CIT Group, Inc. (a)	9,352	364,354
Citigroup, Inc. (a)	22,483	91,056
JPMorgan Chase & Co.	13,097	586,091
Moody's Corp.	35,157	1,045,921
NYSE Euronext	13,600	402,696
		9,764,796

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	165,600	4,279,104
Cincinnati Bell, Inc. (a)	408,862	1,394,219
FairPoint Communications, Inc. (a)	2,195	64
General Communications, Inc. , Class A (a)	292,615	1,688,389
Level 3 Communications, Inc. (a)	661,226	1,071,186
Verizon Communications, Inc.	117,400	3,641,748
		12,074,710

Electric Utilities — 0.1%
Edison International	44,800	1,530,816
Entergy Corp.	2,300	187,105
NV Energy, Inc.	234,600	2,892,618
		4,610,539

Electrical Equipment — 0.1%
Baldor Electric Co.	60,800	2,273,920

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	192,129	4,249,894
Rogers Corp. (a)	40,000	1,160,400
		5,410,294

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	64,287	3,011,203
Cal Dive International, Inc. (a)	154,012	1,128,908
Halliburton Co.	75,000	2,259,750
Parker Drilling Co. (a)	142,500	702,525
Tidewater, Inc.	63,500	3,001,645
		10,104,031

Food & Staples Retailing — 0.6%
BJ's Wholesale Club, Inc. (a)	86,000	3,181,140
Costco Wholesale Corp.	140,948	8,416,005
Kroger Co. (The)	96,139	2,082,371
Safeway, Inc.	12,000	298,320
SUPERVALU, Inc.	5,034	83,967
Sysco Corp.	16,000	472,000

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Wal-Mart Stores, Inc.	88,400	$4,915,040
		19,448,843

Food Products — 0.5%
Archer-Daniels-Midland Co.	17,100	494,190
Campbell Soup Co.	7,800	275,730
ConAgra Foods, Inc.	194,600	4,878,622
Corn Products International, Inc.	55,000	1,906,300
General Mills, Inc.	45,900	3,249,261
H.J. Heinz Co.	126,000	5,746,860
		16,550,963

Gas Utilities — 0.1%
EQT Corp.	66,500	2,726,500

Health Care Equipment & Supplies — 0.2%
Accuray, Inc. (a)	187,194	1,140,011
Cooper Companies, Inc. (The)	48,400	1,881,792
Kinetic Concepts, Inc. (a)	75,000	3,585,750
		6,607,553

Health Care Providers & Services — 0.4%
AmerisourceBergen Corp.	18,200	526,344
Brookdale Senior Living, Inc. (a)	185,400	3,861,882
Cardinal Health, Inc.	10,800	389,124
Emeritus Corp. (a)	52,983	1,078,204
Health Management Associates, Inc. , Class A (a)	64,283	552,834
Humana, Inc. (a)	4,200	196,434
Lincare Holdings, Inc. (a)	90,000	4,039,200
McKesson Corp.	8,500	558,620
UnitedHealth Group, Inc. (a)	17,600	574,992
WellPoint, Inc. (a)	7,400	476,412
		12,254,046

Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc.	118,500	2,284,680
California Pizza Kitchen, Inc. (a)	43,100	723,649
MGM Mirage (a)	214,509	2,574,108
Orient-Express Hotels Ltd. , Class A (a)	157,700	2,236,186
Ruby Tuesday, Inc. (a)	144,800	1,530,536
Starbucks Corp. (a)	13,400	325,218
Yum! Brands, Inc.	261,000	10,004,130
		19,678,507

Household Durables — 0.2%
American Greetings Corp. , Class A	103,759	2,162,337
Beazer Homes USA, Inc. (a)	131,800	598,372
Cavco Industries, Inc. (a)	2,455	83,814
Garmin Ltd.	7,400	284,752
KB Home	69,532	1,164,661
Mohawk Industries, Inc. (a)	2,007	109,141

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Pulte Homes, Inc. (a)	180,414	$2,029,657
		6,432,734

Household Products — 0.0%
Kimberly-Clark Corp.	4,100	257,808
Procter & Gamble Co. (The)	15,400	974,358
		1,232,166

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (a)	16,800	184,800
Constellation Energy Group, Inc.	5,500	193,105
		377,905

Industrial Conglomerates — 0.3%
3M Co.	54,000	4,512,780
General Electric Co.	265,600	4,833,920
		9,346,700

Insurance — 0.6%
Aflac, Inc.	11,900	646,051
Allstate Corp. (The)	16,500	533,115
Berkshire Hathaway, Inc. , Class B (a)	71,950	5,847,376
Brown & Brown, Inc.	110,000	1,971,200
Chubb Corp.	9,500	492,575
Everest Re Group Ltd.	71,600	5,794,588
MBIA, Inc. (a)	219,947	1,379,068
Mercury General Corp.	26,816	1,172,396
Progressive Corp. (The)	19,000	362,710
Travelers Companies, Inc. (The)	11,700	631,098
Unum Group	9,200	227,884
		19,058,061

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	45,730	6,206,933
Blue Nile, Inc. (a)	54,574	3,002,662
Expedia, Inc.	7,200	179,712
Liberty Media Holding Corp., Interactive , Series A (Tracking Stock) (a) (b)	69,440	1,063,126
Priceline.com, Inc. (a)	22,263	5,677,065
		16,129,498

Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	41,864
eBay, Inc. (a)	98,290	2,648,915
Google, Inc. , Class A (a)	1,300	737,113
		3,427,892

IT Services — 0.3%
Alliance Data Systems Corp. (a)	6,023	385,412
CACI International, Inc. , Class A (a)	41,200	2,012,620
Computer Sciences Corp. (a)	4,200	228,858

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

DST Systems, Inc.	25,514	$1,057,555
Forrester Research, Inc. (a)	13,343	401,224
Gartner Group, Inc. , Class A (a)	183,409	4,079,016
Visa, Inc. , Class A	4,600	418,738
		8,583,423

Machinery — 0.1%
Accuride Corp. (a)	137,200	180,418
Dover Corp.	9,800	458,150
John Bean Technologies Corp.	98,800	1,732,952
		2,371,520

Media — 1.7%
Ascent Media Corp. , Series A (a)	713	19,429
Cablevision Systems Corp.	467,096	11,275,698
CBS Corp. , Class A	26,253	365,967
CBS Corp. , Class B	230,381	3,211,511
CC Media Holdings, Inc., Class A (a) (c)	88,498	389,391
Comcast Corp. , Class A	9,900	186,318
DIRECTV, Class A (a)	471,849	15,953,215
Discovery Communications, Inc. , Series A (a)	25,596	864,889
Discovery Communications, Inc. , Series C (a)	22,364	657,725
Interpublic Group of Companies, Inc. (The) (a)	26,942	224,158
John Wiley & Sons, Inc. , Class A	10,000	432,800
Liberty Global, Inc. , Class A (a)	156,836	4,573,338
Liberty Global, Inc. , Class C (a)	124,815	3,605,905
Liberty Media - Starz, Series A (a)	5,415	296,092
Liberty Media Holding Corp., Capital , Series A (Tracking Stock) (a) (b)	14,464	526,056
Live Nation, Inc. (a)	214,000	3,103,000
Madison Square Garden, Inc., Class A (a)	35,878	779,629
Primedia, Inc.	129,268	444,682
Sun-Times Media Group, Inc. (a)	41,415	124
Time Warner, Inc.	35,283	1,103,299
Viacom, Inc. , Class B (a)	6,200	213,156
Walt Disney Co. (The)	221,000	7,715,110
		55,941,492

Metals & Mining — 0.1%
Alcoa, Inc.	181,700	2,587,408
Freeport-McMoRan Copper & Gold, Inc.	4,000	334,160
Haynes International, Inc.	19,500	692,835
Southern Copper Corp.	14,900	471,883
		4,086,286

Multi-Utilities — 0.1%
DTE Energy Co.	5,500	245,300
OGE Energy Corp.	39,000	1,518,660
Public Service Enterprise Group, Inc.	5,400	159,408
Sempra Energy	3,800	189,620
		2,112,988

Multiline Retail — 0.2%
Big Lots, Inc. (a)	87,900	3,201,318

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Macy's, Inc.	22,400	$487,648
Saks, Inc. (a)	163,600	1,406,960
Target Corp.	3,800	199,880
		5,295,806

Office Electronics — 0.1%
Xerox Corp.	209,073	2,038,462
Zebra Technologies Corp. , Class A (a)	90,000	2,664,000
		4,702,462

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.	1,800	182,700
Berry Petroleum Co. , Class A	20,000	563,200
Chesapeake Energy Corp.	561,900	13,283,316
Chevron Corp.	98,300	7,454,089
ConocoPhillips	70,668	3,616,082
Consol Energy, Inc.	75,600	3,225,096
Denbury Resources, Inc. (a)	146,800	2,476,516
Devon Energy Corp.	43,700	2,815,591
EOG Resources, Inc.	52,000	4,832,880
Exxon Mobil Corp.	109,460	7,331,631
Forest Oil Corp. (a)	30,000	774,600
Hess Corp.	45,600	2,852,280
Marathon Oil Corp.	96,413	3,050,507
Murphy Oil Corp.	6,700	376,473
Noble Energy, Inc.	31,700	2,314,100
Peabody Energy Corp.	57,700	2,636,890
Stone Energy Corp. (a)	32,506	576,981
Ultra Petroleum Corp. (a)	32,000	1,492,160
Valero Energy Corp.	140,100	2,759,970
Williams Cos., Inc. (The)	79,800	1,843,380
XTO Energy, Inc.	63,357	2,989,183
		67,447,625

Paper & Forest Products — 0.1%
International Paper Co.	113,600	2,795,696

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The) , Class A	45,943	2,980,322

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	19,489	520,356
Eli Lilly & Co.	4,500	162,990
Forest Laboratories, Inc. (a)	9,600	301,056
Johnson & Johnson	98,000	6,389,600
Merck & Co., Inc.	158,866	5,933,645
Pfizer, Inc.	354,857	6,085,798
		19,393,445

Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	241,226

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Towers Watson & Co., Class A	58,396	$2,773,810
		3,015,036

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	52,600	4,542,010
Boston Properties, Inc.	175,500	13,239,720
CapitaCommerical Trust (Singapore)	1,340,800	1,035,306
Colonial Properties Trust	198,642	2,558,509
Douglas Emmett, Inc.	2,200	33,814
Glimcher Realty Trust	279,217	1,415,630
Inland Real Estate Corp.	892,384	8,165,314
Kilroy Realty Corp.	150,800	4,650,672
Kimco Realty Corp.	179,100	2,801,124
Kite Realty Group Trust	1,025,900	4,852,507
Lexington Realty Trust	801,714	5,219,158
Macerich Co. (The)	109,521	4,195,749
Mission West Properties, Inc.	447,962	3,081,979
Ramco-Gershenson Properties Trust	127,000	1,430,020
Retail Opportunity Investments Corp. (a)	311,600	3,153,392
Simon Property Group, Inc.	80,487	6,752,859
SL Green Realty Corp.	57,844	3,312,726
Starwood Property Trust, Inc.	194,400	3,751,920
Taubman Centers, Inc.	118,600	4,734,512
Terreno Realty Corp. (a)	84,400	1,665,212
UDR, Inc.	70,200	1,238,328
		81,830,461

Real Estate Management & Development — 0.3%
CB Richard Ellis Group Inc. , Class A (a)	165,419	2,621,891
Forest City Enterprises, Inc. , Class A (a)	410,739	5,918,749
Grubb & Ellis Co. (a)	646,112	1,421,447
		9,962,087

Road & Rail — 0.2%
J.B. Hunt Transport Services, Inc.	1,688	60,565
Kansas City Southern (a)	132,104	4,778,202
Union Pacific Corp.	5,600	410,480
		5,249,247

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	67,229	2,543,273
Intel Corp.	49,900	1,110,774
LSI Corp. (a)	292,064	1,787,432
Texas Instruments, Inc.	25,700	628,879
		6,070,358

Software — 0.4%
Jack Henry & Associates, Inc.	100,000	2,406,000
Microsoft Corp.	221,356	6,479,090
Oracle Corp.	8,800	226,072
Parametric Technology Corp. (a)	140,276	2,531,982

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Symantec Corp. (a)	24,800	$419,616
		12,062,760

Specialty Retail — 0.1%
Blockbuster, Inc. , Class B (a)	146,876	27,906
Gap, Inc. (The)	24,200	559,262
PetSmart, Inc.	97,500	3,116,100
Ross Stores, Inc.	3,600	192,492
Sherwin-Williams Co. (The)	4,572	309,433
		4,205,193

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	13,200	521,664
Hanesbrands, Inc. (a)	113,850	3,167,307
		3,688,971

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	29,700	420,552
MGIC Investment Corp. (a)	96,134	1,054,590
Washington Mutual, Inc. (a)	33,600	5,779
		1,480,921

Tobacco — 0.1%
Altria Group, Inc.	39,858	817,886
Philip Morris International, Inc.	43,591	2,273,707
		3,091,593

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	1,800	194,616

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc. , Class B (a)	64,930	2,704,984
United States Cellular Corp. (a)	65,116	2,694,500
		5,399,484
		572,904,346

Foreign Common Stocks — 19.4%
Australia — 0.7%
Alumina Ltd.	2,075,161	3,258,622
Amcor Ltd.	538,947	3,155,503
Australia and New Zealand Banking Group Ltd.	52,672	1,222,951
BHP Billiton Ltd.	34,832	1,397,541
Caltex Australia Ltd.	21,820	225,959
Iluka Resources Ltd. (a)	23,767	95,354
ING Industrial Fund - REIT	6,997,600	2,852,221
Newcrest Mining Ltd.	48,074	1,448,502
QBE Insurance Group Ltd.	130,863	2,497,096
Santos Ltd.	57,646	773,952
Telstra Corp. Ltd.	1,185,876	3,250,941

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Westfield Group - REIT	264,100	$2,918,327
		23,096,969

Austria — 0.0%
BWIN Interactive Entertainment AG (a)	2,784	163,895
Oesterreichische Post AG	6,604	192,661
		356,556

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	613,820

Belgium — 0.0%
Anheuser-Busch InBev NV	28,346	1,429,023
Fortis, Strip VVPR (a) (c)	39,332	106
		1,429,129

Bermuda — 0.1%
Lazard Ltd., Class A	62,228	2,221,540

Brazil — 0.4%
Companhia de Concessoes Rodoviarias	91,200	2,025,185
Multiplan Empreendimentos Imobiliarios SA	217,800	3,608,057
Petroleo Brasileiro SA - ADR	64,100	2,851,809
Vale SA - ADR	190,300	5,282,728
		13,767,779

Canada — 1.8%
AbitibiBowater, Inc. (a)	66,735	40,081
Ace Aviation Holdings, Inc., Class A (a)	127,000	1,052,863
Agrium, Inc.	2,700	190,701
Barrick Gold Corp.	78,516	3,010,303
BCE, Inc.	167,995	4,937,381
BCE, Inc. - NYSE Shares	13,900	407,965
Bell Aliant Regional Communications Income Fund (c) (d) (e)	1,558	38,979
Bombardier, Inc., Class B	1,278,300	7,841,096
Cameco Corp.	94,500	2,590,245
Canadian Natural Resources Ltd.	107,200	7,934,056
Catalyst Paper Corp. (a)	352,814	95,529
Cenovus Energy, Inc.	119,200	3,113,647
EnCana Corp.	79,500	2,473,490
Fairfax Financial Holdings Ltd.	20,500	7,708,315
Fraser Papers, Inc. (a) (c) (e)	101,580	—
Groupe Aeroplan, Inc.	48,705	510,715
Imperial Oil Ltd.	67,377	2,602,471
Jazz Air Income Fund (c) (d) (e)	8,875	38,536
Nortel Networks Corp. (a)	22,767	1,115
Onex Corp.	31,258	889,129
Research In Motion Ltd. (a)	3,200	236,640
Rogers Communications, Inc., Class B - TSE Shares	230,600	7,876,251
Suncor Energy, Inc.	157,329	5,116,503
Talisman Energy, Inc.	143,500	2,454,187
		61,160,198

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Chile — 0.1%
Enersis SA - SPADR	143,100	$2,860,569

China — 0.5%
7 Days Group Holdings Ltd. - ADR (a)	417,950	4,342,500
China Construction Bank Corp., Class H	2,994,000	2,443,489
China Real Estate Information Corp. - ADR (a)	332,255	3,329,195
PetroChina Co. Ltd. - ADR	18,400	2,156,848
Tsingtao Brewery Co. Ltd., Class H	702,000	3,540,494
		15,812,526

Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	112,302
Carlsberg A/S, Class B	8,907	748,084
Coloplast A/S, Class B	10,420	1,147,042
Danske Bank A/S (a)	6,767	166,644
GN Store Nord A/S (GN Great Nordic) (a)	115,960	694,159
Novo Nordisk A/S, Class B	8,998	697,947
Vestas Wind Systems A/S (a)	20,330	1,110,762
William Demant Holding (a)	17,299	1,223,886
		5,900,826

Finland — 0.1%
Kone Oyj, Class B	1,571	64,971
Metso Oyj	45,762	1,474,911
Nokia Oyj	17,044	265,056
Sampo Oyj, Class A	73,892	1,961,981
Tieto Oyj	19,387	449,132
UPM-Kymmene Oyj	55,940	743,193
Wartsila Oyj Corp.	3,774	191,342
		5,150,586

France — 1.4%
Accor SA	200,000	11,050,687
Alcatel Lucent - SPADR (a)	155,348	484,686
Atos Origin SA (a)	1,560	78,238
AXA SA	39,573	879,276
BNP Paribas	16,512	1,266,731
Carrefour SA	135,970	6,560,109
Compagnie de Saint-Gobain	6,248	299,724
Eurofins Scientific	3,666	159,208
France Telecom SA	152,137	3,643,566
GDF Suez, Strip VVPR (a) (c)	9,765	13
Groupe Eurotunnel SA Registered	92,287	941,082
Lagardere S.C.A.	3,142	127,274
Legrand SA	40,500	1,278,045
Neopost SA	9,987	798,522
SA des Ciments Vicat	2,946	230,891
Sanofi-Aventis	17,867	1,333,936
SCOR SE	6,287	158,737
Societe BIC SA	4,751	363,569
Societe Generale, Class A	70,338	4,418,705
Thales SA	18,679	749,114
Total SA	116,474	6,764,314
Total SA - SPADR	70,000	4,061,400

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Vinci SA (a)	35,979	$2,122,402
		47,770,229

Germany — 0.5%
BASF SE	30,999	1,923,529
Bayer AG	2,831	191,535
Bayerische Motoren Werke AG	14,256	657,056
Daimler AG Registered	37,151	1,749,528
Deutsche Bank AG Registered	3,314	255,034
Deutsche Telekom AG	282,708	3,833,255
E.ON AG	37,929	1,400,738
Fresenius Medical Care AG & Co.	37,280	2,103,682
RWE AG	48,084	4,262,054
Siemens AG Registered	3,645	365,182
		16,741,593

Hong Kong — 1.5%
Asia Satellite Telecommunications Holdings Ltd.	47,000	68,341
Cheung Kong Holdings Ltd.	605,000	7,781,449
China Mobile Ltd.	144,500	1,387,589
Esprit Holdings Ltd.	25,515	200,843
First Pacific Co.	4,219,200	2,730,599
Genting Singapore plc (a)	318,516	200,958
Henderson Land Development Co.	313,000	2,199,942
Hong Kong & Shanghai Hotels Ltd. (The)	983,961	1,519,561
Hong Kong Aircraft Engineering Co. Ltd.	57,200	721,950
i-Cable Communications Ltd. (a)	2,031,000	348,000
Jardine Matheson Holdings Ltd.	281,000	9,347,690
Jardine Strategic Holdings Ltd.	390,000	7,505,573
Mandarin Oriental International Ltd.	253,000	354,268
Midland Holdings Ltd.	1,464,000	1,598,522
New World Development Ltd.	2,468,201	4,814,483
Next Media Ltd. (a)	1,930,000	285,934
Silver Grant International Ltd.	562,000	203,639
Sino Land Co. Ltd.	685,100	1,345,226
SmarTone Telecommunications Holdings Ltd. (c)	1,109,000	1,146,554
Sun Hung Kai Properties Ltd.	91,600	1,374,247
Television Broadcasts Ltd.	356,000	1,723,477
Wheelock & Co. Ltd.	490,000	1,441,635
		48,300,480

India — 0.1%
Axis Bank Ltd. - GDR Registered (a)	85,053	2,236,043

Indonesia — 0.2%
Bank Pan Indonesia Tbk PT (a) (c)	24,497,721	2,665,337
Citra Marga Nusaphala Persada Tbk PT (a)	326,000	31,880
Gudang Garam Tbk PT	292,000	794,540
Indofood Sukses Makmur Tbk PT	3,543,000	1,470,525
Matahari Putra Prima Tbk PT (a)	6,490,300	884,732
Semen Gresik (Persero) Tbk PT	2,118,000	1,696,285
		7,543,299

Ireland — 0.0%
Anglo Irish Bank Corp Ltd. (a) (c)	38,180	—
CRH plc	8,857	220,988

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

DCC plc	8,959	$232,495
Fyffes plc	454,644	233,122
Independent News & Media plc (a)	637,039	98,913
Paddy Power plc	8,550	304,446
Total Produce plc	121,671	65,942
		1,155,906

Italy — 0.4%
Banco Popolare Societa Cooperativa (a)	29,783	206,960
Eni SpA - SPADR	68,700	3,224,091
Fiat SpA (a)	118,163	1,541,051
Finmeccanica SpA	12,315	164,126
Luxottica Group SpA - SPADR	32,900	881,062
Luxottica Group SpA	37,070	992,284
Natuzzi SpA - SPADR (a)	4,400	19,800
Saipem SpA	56,462	2,187,927
UniCredit SpA (a)	935,467	2,761,101
		11,978,402

Japan — 2.2%
Ajinomoto Co., Inc.	31,000	307,166
Alfresa Holdings Corp.	8,500	366,487
Astellas Pharma, Inc.	88,100	3,190,724
Bank of Yokohama Ltd. (The)	73,000	356,548
Benesse Corp.	23,000	994,755
Canon, Inc.	95,500	4,414,875
Chiba Bank Ltd. (The)	12,000	71,567
Dai Nippon Printing Co. Ltd.	34,000	457,710
DAIICHIKOSHO Co. Ltd.	117,000	1,508,981
Dainippon Sumitomo Pharma Co. Ltd.	16,000	146,549
Denso Corp.	3,200	95,372
DyDo DRINCO, Inc.	34,200	1,185,383
East Japan Railway Co.	6,900	479,614
Fujitsu Frontech Ltd.	7,100	53,586
Fukuoka Financial Group, Inc.	110,000	465,363
Hitachi Chemical Co. Ltd.	31,900	689,507
Hitachi Ltd. (a)	161,000	600,142
Hitachi Metals Ltd.	15,000	157,802
Isetan Mitsukoshi Holdings Ltd.	51,000	547,355
Japan Petroleum Exploration Co.	28,000	1,415,100
JS Group Corp.	38,900	792,094
Kao Corp.	39,000	986,599
Kawasaki Heavy Industries Ltd.	207,000	571,512
KDDI Corp.	102	527,822
Kinden Corp.	39,000	341,728
Kyowa Hakko Kirin Co. Ltd.	49,000	505,395
Marui Group Co. Ltd.	40,500	292,955
Matsushita Electric Works Ltd.	71,114	897,966
Mitsubishi Corp.	33,800	886,396
Mitsubishi Estate Co. Ltd.	6,000	98,225
Mitsubishi Heavy Industries Ltd.	125,000	515,083
Mitsubishi Tanabe Pharma Corp.	28,000	394,997
Mitsubishi UFJ Financial Group, Inc.	169,500	884,504
Mizuho Financial Group, Inc.	139,900	276,956
Namco Bandai Holdings, Inc.	29,950	291,218
Nippon Meat Packers, Inc.	34,000	430,372
Nippon Oil Corp.	59,000	297,240
Nippon Suisan Kaisha Ltd.	66,800	193,084

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Nippon Telegraph & Telephone Corp.	24,200	$1,019,069
NIPPONKOA Insurance Co. Ltd.	219,000	1,356,306
NISSIN FOODS HOLDINGS Co. Ltd.	31,000	1,041,919
Nitto Denko Corp.	48,500	1,874,621
Noritake Co. Ltd.	15,000	43,456
NSK Ltd.	61,000	481,875
NTT Data Corp.	106	353,323
NTT DoCoMo, Inc.	261	396,931
Obayashi Corp.	106,000	468,289
OLYMPUS Corp.	264,000	8,476,425
OMRON Corp.	10,500	243,806
Onward Holdings Co. Ltd.	26,000	202,653
Panasonic Corp.	23,200	355,931
Ricoh Co. Ltd.	9,000	139,947
Ryosan Co. Ltd.	4,600	117,191
SAZABY LEAGUE Ltd.	46,100	690,040
Secom Co. Ltd.	15,800	689,082
Sekisui House Ltd.	42,000	418,183
Seven & I Holdings Co. Ltd.	150,480	3,637,290
Shimizu Corp.	59,000	246,263
Shiseido Co. Ltd.	22,000	477,871
Sompo Japan Insurance, Inc.	968,000	6,585,175
Sony Corp.	7,700	294,980
Sumitomo Electric Industries Ltd.	69,900	857,340
Sumitomo Forestry Co. Ltd.	40,200	328,174
Sumitomo Metal Industries Ltd.	508,000	1,538,638
Sumitomo Mitsui Financial Group, Inc.	26,100	858,589
Taiyo Nippon Sanso Corp.	30,000	293,437
Takeda Pharmaceutical Co. Ltd.	82,800	3,643,306
TDK Corp.	1,600	106,520
Tokio Marine Holdings, Inc.	106,800	3,008,532
Tokyo Electric Power Co., Inc. (The)	15,500	412,579
Tokyo Gas Co. Ltd.	196,000	863,848
Tokyo Ohka Kogyo Co. Ltd.	8,000	148,685
Toppan Forms Co. Ltd.	19,400	214,217
Toyo Seikan Kaisha Ltd.	22,400	396,453
Toyota Motor Corp.	21,800	876,523
Trend Micro, Inc.	2,400	83,712
West Japan Railway Co.	736	2,530,423
Yamada Denki Co. Ltd.	5,620	414,881
Yamatake Corp.	9,900	231,559
Yamato Holdings Co. Ltd.	57,700	808,519
YASKAWA Electric Corp.	52,000	475,832
		74,391,125

Luxembourg — 0.1%
ArcelorMittal	47,164	2,072,837

Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	1,831,331
British American Tobacco Malaysia Berhad	55,600	752,007
Bumiputra-Commerce Holdings Berhad	930,469	4,007,139
Carlsberg Brewery Malaysia Berhad	148,700	230,061
Genting Malaysia Berhad	3,155,600	2,772,182
Malaysian Airline System Berhad (a)	982,600	645,090
Multi-Purpose Holdings Berhad	546,150	398,060
Sime Darby Berhad	571,606	1,524,120
		12,159,990

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Mexico — 0.2%
America Movil SA de CV, Series L - ADR	6,300	$317,142
Cemex SAB de CV - SPADR (a)	681,000	6,953,010
Telefonos de Mexico SAB de CV, Series L - SPADR	4,650	72,540
Telmex Internacional SAB de CV, Series L - ADR	4,552	87,762
		7,430,454

Netherlands — 0.8%
Akzo Nobel NV	4,575	261,045
Heineken NV	27,822	1,428,355
ING Groep NV - CVA (a)	322,955	3,220,126
Koninklijke (Royal) KPN NV	100,345	1,591,024
Koninklijke (Royal) Philips Electronics NV	184,460	5,922,077
Koninklijke Boskalis Westminster NV - CVA	30,805	1,178,958
Reed Elsevier NV	155,488	1,891,759
Royal Dutch Shell plc - ADR	28,900	1,672,154
Royal Dutch Shell plc, Class A	239,288	6,921,209
Royal Dutch Shell plc, Class B	60,575	1,670,625
Wolters Kluwer NV	41,824	907,670
		26,665,002

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	89,008	137,422

Norway — 0.1%
DNB NOR ASA (a)	77,635	884,714
Norwegian Property ASA (a)	608,700	1,274,003
StatoilHydro ASA	30,100	699,820
		2,858,537

Philippines (The) — 0.4%
ABS-CBN Holdings Corp.	4,082,800	2,662,874
Ayala Corp.	647,799	4,745,003
Banco de Oro Unibank, Inc.	303,400	278,311
Benpres Holdings Corp. (a)	4,725,000	355,715
DMCI Holdings, Inc.	1,526,000	497,368
Globe Telecom, Inc.	134,000	2,963,221
Jollibee Foods Corp.	635,900	827,088
		12,329,580

Poland — 0.0%
Bank Pekao SA (a)	22,026	1,279,245

Russia — 0.3%
Gazprom OAO - SPADR	4,400	103,268
Lukoil OAO - SPADR	67,800	3,844,260
Oao Gazprom - SPADR	197,199	4,610,917
		8,558,445

Singapore — 0.5%
CapitaLand Ltd.	1,337,400	3,787,265
Great Eastern Holdings Ltd. (c)	222,000	2,475,742
GuocoLeisure Ltd.	1,314,000	627,712
Oversea-Chinese Banking Corp.	354,285	2,202,178

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Singapore Technologies Engineering Ltd.	183,000	$416,676
Singapore Telecommunications Ltd.	1,073,000	2,437,267
STATS ChipPAC Ltd. (a) (c)	2,646,000	1,986,952
Suntec Real Estate Investment Trust - REIT	3,132,600	3,001,375
United Industrial Corp. Ltd.	113,000	166,433
Yanlord Land Group Ltd.	820,800	1,094,485
Yellow Pages Singapore Ltd. (a)	511,000	56,620
		18,252,705

South Africa — 0.6%
Anglo Platinum Ltd. (a)	52,493	5,337,032
AngloGold Ashanti Ltd.	6,085	231,209
AngloGold Ashanti Ltd. - SPADR	62,258	2,362,691
City Lodge Hotels Ltd.	16,093	172,321
Clicks Group Ltd.	112,761	459,245
Discovery Holdings Ltd.	18,458	87,492
FirstRand Ltd.	415,960	1,154,260
Gold Fields Ltd.	126,182	1,593,319
Hosken Consolidated Investments Ltd. (a) (c)	450,576	4,823,474
JD Group Ltd.	39,419	240,543
Mondi Ltd.	3,742	27,654
Nedbank Group Ltd.	72,564	1,403,973
RMB Holdings Ltd.	398,539	1,771,095
Sun International Ltd. (a)	113,934	1,439,810
		21,104,118

South Korea — 0.2%
KB Financial Group, Inc. (a)	16,606	800,519
Korea Electric Power Corp. (a)	710	22,921
KT&G Corp. (a)	31,282	1,730,847
POSCO	155	72,498
POSCO - ADR	21,400	2,504,014
Samsung Electronics Co. Ltd.	124	89,687
SK Telecom Co. Ltd.	914	140,509
		5,360,995

Spain — 0.7%
Acciona SA	8,595	954,698
Acerinox SA	67,987	1,339,763
ACS, Actividades de Construccion y Servicios SA	222,000	10,230,547
Banco Santander SA	96,234	1,277,030
Banco Santander SA - SPADR	5,356	71,074
Gestevision Telecinco SA	16,700	262,249
Iberdrola SA	523,153	4,430,370
Inditex SA	10,715	705,485
Prosegur, Compania de Seguridad SA	8,203	371,131
Telefonica SA	76,490	1,810,082
Viscofan SA	18,001	472,809
		21,925,238

Sweden — 0.1%
Assa Abloy AB, Class B	59,313	1,161,893
Hoganas AB, Class B	17,353	476,651
Modern Times Group AB, Class B	4,879	284,066
Svenska Handelsbanken AB, Class A	47,916	1,403,323
Telefonaktiebolaget LM Ericsson, Class B	127,408	1,333,734
		4,659,667

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Switzerland — 0.8%
Adecco SA	20,916	$1,188,310
Clariant AG Registered (a)	32,531	412,876
Compagnie Financiere Richemont SA	21,638	838,810
Geberit AG	6,889	1,232,180
Logitech International SA (a)	28,087	460,424
Nestle SA Registered	9,654	493,911
Noble Corp. (a)	4,800	200,736
Novartis AG	158,667	8,575,317
PubliGroupe SA (a)	1,228	122,361
Roche Holding AG	13,984	2,269,292
Sonova Holding AG Registered	1,795	223,125
Tyco Electronics Ltd.	16,200	445,176
Tyco International Ltd.	13,600	520,200
UBS AG Registered (a)	117,956	1,915,021
Xstrata plc (a)	263,975	5,013,552
Zurich Financial Services AG	13,376	3,432,593
		27,343,884

Taiwan — 0.2%
Asustek Computer, Inc. - GDR Registered	309,000	537,592
Chunghwa Telecom Co. Ltd.	150,000	293,355
Chunghwa Telecom Co. Ltd. - ADR	44,202	864,330
Taiwan Semiconductor Manufacturing Co. Ltd.	1,867,243	3,603,511
Uni-President Enterprises Corp.	311,112	353,915
		5,652,703

Thailand — 0.3%
Advanced Info Service PCL	888,200	2,369,174
GMM Grammy PCL	1,071,500	444,042
Kasikornbank PCL	556,200	1,771,721
Land and Houses PCL	1,873,200	362,069
Matichon PCL (c)	115,200	24,227
MBK PCL (c)	308,800	725,802
Siam Cement Co.	93,100	739,963
Siam Cement PCL	385,900	3,126,822
Thanachart Capital PCL	1,137,600	872,506
		10,436,326

Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S - ADR	88,100	1,326,786
Turkiye Garanti Bankasi A/S - ADR	164,800	768,677
		2,095,463

United Kingdom — 3.4%
Admiral Group plc	13,084	261,955
AMEC plc	17,896	216,650
Anglo American plc - JSE Shares (a)	57,264	2,501,451
Anglo American plc - LSE Shares (a)	36,225	1,586,721
Arriva plc	124,246	1,383,401
Aviva plc	160,994	940,595
BAE Systems plc	196,237	1,107,805
Barclays plc	248,276	1,351,864
Berkeley Group Holdings plc (UNIT) (a)	15,250	188,493
BG Group plc	127,532	2,203,125

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

BHP Billiton plc	50,362	$1,725,543
BP plc	938,429	8,886,925
BP plc - SPADR	53,400	3,047,538
Bradford & Bingley plc (a) (c)	101,619	—
British American Tobacco plc	12,499	431,042
Bunzl plc	35,953	392,988
Cable & Wireless Communications plc	503,957	423,617
Cable & Wireless Worldwide (a)	503,957	703,574
Capita Group plc	134,081	1,540,458
Carnival plc	27,596	1,131,420
Carphone Warehouse Group plc (a)	31,654	76,616
Compass Group plc	439,799	3,512,879
Daily Mail & General Trust NV, Class A	17,468	131,744
Devro plc	82,023	200,494
Diageo plc	272,524	4,582,370
Enterprise Inns plc (a)	73,550	134,104
Eurocastle Investment Ltd. (a)	83,992	37,398
G4S plc	156,572	621,681
Galiform plc (a)	386,659	451,880
GlaxoSmithKline plc	324,868	6,234,188
Great Portland Estates plc - REIT	645,700	3,083,525
Hays plc	189,536	312,335
HMV Group plc	65,314	83,848
Homeserve plc	8,794	238,883
Horizon Acquisition Co. plc (a)	62,721	942,273
ICAP plc	120,085	679,656
Informa plc	148,509	873,757
International Personal Finance	121,933	444,318
Intertek Group plc	67,912	1,503,447
Invensys plc	351,987	1,816,377
ITV plc (a)	624,186	574,635
Ladbrokes plc	165,682	399,188
Lloyds Banking Group plc (a)	3,500,492	3,337,100
Michael Page International plc	123,282	748,780
Mondi plc	9,264	65,528
Next plc	9,360	307,598
Northgate plc (a)	15,092	42,868
Provident Financial plc	41,217	543,011
Reckitt Benckiser Group plc	34,789	1,914,381
Reed Elsevier plc	92,575	740,655
Rexam plc	128,042	568,338
Rightmove plc	58,025	593,638
Rio Tinto plc	26,721	1,582,009
Rio Tinto plc - SPADR	18,100	4,284,813
Rolls-Royce Group plc (a)	236,226	2,136,063
Royal Bank of Scotland Group plc (a)	207,199	137,853
RSA Insurance Group plc	99,209	191,854
Sage Group plc	300,677	1,091,710
Smiths Group plc	26,967	465,321
Songbird Estates plc (a)	1,044,083	2,629,894
Sportingbet plc	230,256	265,298
Stagecoach Group plc	182,535	507,270
Sthree plc	33,065	170,657
TalkTalk Telecom Group plc (a)	63,309	123,932
Tesco plc	237,118	1,567,777
Thomas Cook Group plc	318,926	1,306,784
Tui Travel plc	213,251	974,843
Unilever plc	224,255	6,577,844
Vedanta Resources plc	91,367	3,854,941
Vodafone Group plc	3,641,508	8,425,751

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Willis Group Holdings plc	272,080	$8,513,383
Wolseley plc (a)	11,609	280,759
WPP plc	60,716	628,700
		111,540,114
		644,350,300
Total Common Stocks
(Cost $1,079,618,657)		1,217,254,646

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Convertible Bonds — 0.2%
Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	435,000

Consumer, Cyclical — 0.0%
Accuride Corp.	7.500%	02/26/20	195,981	437,282
AMR Corp.	6.250%	10/15/14	137,000	158,406
Continental Airlines, Inc.	4.500%	01/15/15	200,000	260,750
Ford Motor Co.	4.250%	11/15/16	375,000	561,094
				1,417,532

Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	325,306
Dollar Financial Corp.	3.000%	04/01/28	505,000	513,838
				839,144

Diversified — 0.0%
Sotheby’s	3.125%	06/15/13	242,107	272,976
US Airways Group, Inc.	7.250%	05/15/14	56,000	101,360
				374,336

Financial — 0.2%
Inland Real Estate Corp.	4.625%	11/15/26	3,900,000	3,783,000
MPT Operating Partnership LP – REIT (f)	6.125%	11/15/11	1,000,000	982,500
SL Green Realty Corp. – REIT (f)	3.000%	03/30/27	318,000	307,665
				5,073,165

Total Convertible Bonds
(Cost $6,936,617)				8,139,177

Subordinated Convertible Notes — 0.0%
Consumer, Non-cyclical — 0.0%
Cubist Pharmaceuticals, Inc.	2.250%	06/15/13	200,000	198,250

Financial — 0.0%
Eurocastle Investment Ltd. (c) (d) (e)	20.000%	09/30/19	168,000	249,600

Total Subordinated Convertible Notes
(Cost $409,994)				447,850

Corporate Bonds — 2.6%
Basic Materials — 0.1%
Ashland, Inc. (f)	9.125%	06/01/17	430,000	481,600

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.750%	11/15/14	$475,000	$484,500
Momentive Performance Materials	9.750%	12/01/14	525,000	525,000
Neenah Paper, Inc.	7.375%	11/15/14	550,000	540,375
NewPage Corp.	11.375%	12/31/14	205,000	203,975
Novelis, Inc.	7.250%	02/15/15	450,000	434,250
Vedanta Resources plc (f)	9.500%	07/18/18	600,000	663,000
				3,332,700

Communications — 0.5%
Catalina Marketing Corp. (f)	10.500%	10/01/15	625,000	654,687
CCO Holdings LLC/CCO Holdings Capital Corp.	8.750%	11/15/13	1,100,000	1,127,500
Cincinnati Bell, Inc.	8.750%	03/15/18	595,000	600,206
Cricket Communications, Inc.	10.000%	07/15/15	750,000	780,000
CSC Holdings, Inc.	7.875%	02/15/18	975,000	1,023,750
Equinix, Inc.	8.125%	03/01/18	180,000	186,300
Frontier Communications Corp.	8.250%	05/01/14	375,000	391,875
GCI, Inc.	7.250%	02/15/14	550,000	550,687
Intelsat Jackson Holdings SA (f)	8.500%	11/01/19	290,000	304,500
Intelsat Luxembourg SA	11.500%	02/04/17	270,000	276,750
Intelsat Subsidiary Holding Co. SA (f)	8.875%	01/15/15	1,350,000	1,387,125
Liberty Media LLC	8.500%	07/15/29	190,000	176,938
Liberty Media LLC	8.250%	02/01/30	260,000	242,125
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	725,975
MetroPCS Wireless, Inc.	9.250%	11/01/14	700,000	715,750
NetFlix, Inc.	8.500%	11/15/17	190,000	199,500
Nielsen Finance LLC/Nielsen Finance Co. (STEP)	12.500%	08/01/16	595,000	565,250
Quebecor Media, Inc.	7.750%	03/15/16	920,000	931,500
SBA Telecommunications, Inc. (f)	8.000%	08/15/16	165,000	173,663
SBA Telecommunications, Inc. (f)	8.250%	08/15/19	160,000	170,400
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	321,013
Sitel LLC/Sitel Finance Corp. (f)	11.500%	04/01/18	680,000	685,100
Sorenson Communications, Inc. (f)	10.500%	02/01/15	1,140,000	1,100,100
Sprint Nextel Corp.	6.000%	12/01/16	350,000	315,875
Terremark Worldwide, Inc. (f)	12.000%	06/15/17	740,000	851,000
Virgin Media Finance plc	9.500%	08/15/16	470,000	513,475
West Corp.	9.500%	10/15/14	1,175,000	1,207,312
West Corp.	11.000%	10/15/16	40,000	42,400
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	353,600
				16,574,356

Consumer, Cyclical — 0.4%
Affinia Group, Inc.	9.000%	11/30/14	445,000	442,775
Affinia Group, Inc. (f)	10.750%	08/15/16	370,000	403,300
AMC Entertainment, Inc.	8.000%	03/01/14	800,000	805,000
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	458,375
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	429,525
Continental Airlines, Inc.	9.798%	04/01/21	497,437	462,616
Easton-Bell Sports, Inc. (f)	9.750%	12/01/16	425,000	447,312
Ford Motor Co.	7.450%	07/16/31	700,000	661,500
Freedom Group, Inc. (f)	10.250%	08/01/15	365,000	385,988
Harrah’s Operating Co., Inc.	11.250%	06/01/17	380,000	409,450
HSN, Inc.	11.250%	08/01/16	175,000	198,625
Marquee Holdings, Inc. (STEP)	9.505%	08/15/14	850,000	711,875
MGM Mirage (f)	9.000%	03/15/20	150,000	154,500
MGM Mirage, Inc. (f)	11.125%	11/15/17	175,000	196,875
Michaels Stores, Inc.	11.375%	11/01/16	245,000	264,600
Neiman Marcus Group, Inc. (The)	9.000%	10/15/15	475,000	484,500
Peninsula Gaming LLC (f)	8.375%	08/15/15	400,000	399,000
Peninsula Gaming LLC (f)	10.750%	08/15/17	250,000	238,750
Rite Aid Corp.	10.375%	07/15/16	750,000	793,125

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Rite Aid Corp.	10.250%	10/15/19	$250,000	$266,875
River Rock Entertainment Authority (The)	9.750%	11/01/11	415,000	382,838
Royal Caribbean Cruises	11.875%	07/15/15	180,000	211,950
Scientific Games International, Inc.	9.250%	06/15/19	350,000	370,125
Seneca Gaming Corp.	7.250%	05/01/12	450,000	444,375
Sonic Automotive, Inc. (f)	9.000%	03/15/18	210,000	215,250
Tenneco, Inc.	8.625%	11/15/14	210,000	213,150
Tenneco, Inc.	8.125%	11/15/15	50,000	51,125
TRW Automotive, Inc. (f)	7.250%	03/15/17	600,000	579,000
Yonkers Racing Corp. (f)	11.375%	07/15/16	370,000	399,600
				11,481,979

Consumer, Non-cyclical — 0.4%
ACCO Brands Corp. (f)	10.625%	03/15/15	255,000	278,588
Alliance One International, Inc. (f)	10.000%	07/15/16	900,000	940,500
ARAMARK Corp.	8.500%	02/01/15	635,000	649,287
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	7.625%	05/15/14	750,000	742,500
Biomet, Inc.	10.000%	10/15/17	340,000	374,850
BioScrip, Inc. (f)	10.250%	10/01/15	340,000	345,950
Cenveo Corp.	7.875%	12/01/13	280,000	268,100
CHS/Community Health Systems, Inc.	8.875%	07/15/15	775,000	802,125
Constellation Brands, Inc.	7.250%	09/01/16	380,000	390,450
Deluxe Corp.	7.375%	06/01/15	95,000	95,000
DJO Finance LLC/DJO Finance Corp. (f)	10.875%	11/15/14	155,000	168,369
Elan Corp. plc (f)	8.750%	10/15/16	485,000	480,150
HCA, Inc.	6.375%	01/15/15	635,000	603,250
HCA, Inc.	9.625%	11/15/16	1,100,000	1,178,375
Hertz Corp.	8.875%	01/01/14	600,000	616,500
Inverness Medical Innovations, Inc.	9.000%	05/15/16	575,000	586,500
Revlon Consumer Products Corp. (f)	9.750%	11/15/15	425,000	438,812
Service Corp. International	6.750%	04/01/16	550,000	539,000
Smithfield Foods, Inc. (f)	10.000%	07/15/14	435,000	485,025
Smithfield Foods, Inc.	7.750%	07/01/17	750,000	736,875
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings (f)	10.250%	12/01/17	335,000	345,050
Tenet Healthcare Corp. (f)	10.000%	05/01/18	1,125,000	1,260,000
United Rentals North America, Inc.	10.875%	06/15/16	360,000	391,500
Universal Hospital Services, Inc.	8.500%	06/01/15	375,000	373,125
Yankee Acquisition Corp.	9.750%	02/15/17	80,000	82,600
				13,172,481

Diversified — 0.0%
Reynolds Group Escrow (f)	7.750%	10/15/16	240,000	246,600

Energy — 0.2%
Antero Resources Finance Corp. (f)	9.375%	12/01/17	325,000	334,750
Aquilex Holdings LLC/Aquilex Finance Corp. (f)	11.125%	12/15/16	345,000	370,875
Basic Energy Services, Inc.	11.625%	08/01/14	455,000	500,500
Berry Petroleum Co.	10.250%	06/01/14	350,000	385,875
Chesapeake Energy Corp.	6.500%	08/15/17	1,215,000	1,175,512
Complete Production Services, Inc.	8.000%	12/15/16	15,000	14,850
Dynegy Holdings, Inc.	7.750%	06/01/19	900,000	679,500
Headwaters, Inc. (f)	11.375%	11/01/14	425,000	443,594
Hornbeck Offshore Services, Inc.	6.125%	12/01/14	385,000	369,600
Newfield Exploration Co.	6.625%	04/15/16	385,000	391,738
P2021 Rig Co. (f)	13.500%	12/15/13	270,000	274,050
Peabody Energy Corp.	7.375%	11/01/16	585,000	618,637
PetroHawk Energy Corp.	10.500%	08/01/14	475,000	524,281
Petroleum Development Corp.	12.000%	02/15/18	50,000	53,000
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	474,734

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Plains Exploration & Production Co.	7.750%	06/15/15	$450,000	$456,188
SandRidge Energy, Inc. (f)	8.000%	06/01/18	410,000	389,500
				7,457,184

Financial — 0.6%
BAC Capital Trust XI	6.625%	05/23/36	1,260,000	1,151,029
Cemex Finance LLC (f)	9.500%	12/14/16	365,000	377,775
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/13	72,649	75,555
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/14	108,974	113,061
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/15	108,974	112,788
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/16	181,624	187,981
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/17	254,274	263,174
CIT Group, Inc.	7.000%	05/01/13	77,942	75,799
CIT Group, Inc.	7.000%	05/01/14	116,913	110,483
CIT Group, Inc.	7.000%	05/01/15	116,913	109,021
CIT Group, Inc.	7.000%	05/01/16	194,856	179,755
CIT Group, Inc.	7.000%	05/01/17	1,002,799	925,082
Citigroup Capital XXI (VRN)	8.300%	12/21/77	1,200,000	1,215,000
Citigroup, Inc.	5.875%	02/22/33	500,000	431,423
CNG Holdings, Inc. (f)	12.250%	02/15/15	705,000	682,969
CPM Holdings, Inc. (f)	10.625%	09/01/14	380,000	404,700
Credit Acceptance Corp. (f)	9.125%	02/01/17	415,000	426,412
Credit Agricole SA	9.750%	12/31/49	370,000	408,628
Fibria Overseas Finance Ltd. (f)	9.250%	10/30/19	195,000	222,300
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,185,326
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	472,037
Ford Motor Credit Co. LLC	8.700%	10/01/14	335,000	363,244
GMAC, Inc.	8.000%	11/01/31	1,950,000	1,862,250
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	580,000	603,200
Host Hotels & Resorts LP – REIT	6.875%	11/01/14	600,000	606,000
International Lease Finance Corp.	5.400%	02/15/12	150,000	147,598
International Lease Finance Corp.	5.650%	06/01/14	400,000	370,723
International Lease Finance Corp.	6.625%	11/15/13	275,000	267,649
International Lease Finance Corp. (f)	8.625%	09/15/15	610,000	623,577
iStar Financial, Inc. – REIT	5.150%	03/01/12	2,574,500	2,252,687
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	1,550,000	1,395,000
NB Capital Trust IV	8.250%	04/15/27	975,000	984,750
New Communications Holdings, Inc. (f)	8.250%	04/15/17	120,000	122,100
New Communications Holdings, Inc. (f)	8.500%	04/15/20	135,000	136,012
Provident Funding Associates (f)	10.250%	04/15/17	570,000	570,000
UCI Holdco, Inc.	8.257%	12/15/13	179,046	168,303
				19,603,391

Industrial — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc.	9.875%	11/15/16	115,000	124,200
Ball Corp.	7.125%	09/01/16	50,000	53,125
Ball Corp.	7.375%	09/01/19	70,000	73,762
Case New Holland, Inc.	7.125%	03/01/14	370,000	374,625
Crown Americas	7.750%	11/15/15	350,000	364,000
ESCO Corp. (f)	8.625%	12/15/13	160,000	160,800
Goodman Global Group, Inc. (a) (f) (g)	0.000%	12/15/14	690,000	403,650
Harland Clarke Holdings Corp.	9.500%	05/15/15	1,000,000	937,500
Marquette Transportation Co./Marquette Transportation Finance Corp. (f)	10.875%	01/15/17	475,000	482,719
Navios Maritime Holdings, Inc.	9.500%	12/15/14	370,000	372,775
Owens Corning, Inc.	9.000%	06/15/19	360,000	424,227
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	378,000
SPX Corp.	7.625%	12/15/14	465,000	486,506
				4,635,889

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Technology — 0.2%
First Data Corp.	9.875%	09/24/15	$805,000	$694,312
First Data Corp.	10.550%	09/24/15	1,347,301	1,138,469
Freescale Semiconductor, Inc.	8.875%	12/15/14	850,000	811,750
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	660,000	661,650
Stream Global Services, Inc. (f)	11.250%	10/01/14	625,000	650,000
Sungard Data Systems, Inc.	10.250%	08/15/15	270,000	283,838
Unisys Corp. (f)	12.750%	10/15/14	735,000	857,194
Unisys Corp. (f)	14.250%	09/15/15	400,000	477,000
				5,574,213

Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	370,000	375,550
Edison Mission Energy	7.200%	05/15/19	1,030,000	710,700
Energy Future Holdings Corp.	5.550%	11/15/14	985,000	719,050
Intergen NV (f)	9.000%	06/30/17	525,000	540,750
Mirant North America LLC	7.375%	12/31/13	700,000	698,250
NRG Energy, Inc.	7.375%	02/01/16	800,000	794,000
RRI Energy, Inc.	7.875%	06/15/17	600,000	538,500
				4,376,800

Total Corporate Bonds
(Cost $78,952,041)				86,455,593

Asset-Backed Securities — 0.7%
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP) (c)	0.576%	11/25/35	400,000	279,883
American Express Credit Account Master Trust, Ser. 2006-B, Class A (FRN) (f)	0.270%	08/15/13	1,600,000	1,598,792
Asset Backed Funding Certificates, Ser. 2005-WMC1, Class A2D (FRN) (STEP)	0.606%	06/25/35	413,112	409,011
Bank of America Credit Card Trust
Ser. 2006-A11, Class A11 (FRN)	0.260%	04/15/16	1,000,000	980,420
Ser. 2006-A12, Class A12 (FRN)	0.250%	03/15/14	200,000	198,648
Ser. 2006-A15, Class A15 (FRN)	0.230%	04/15/14	1,671,000	1,658,450
Ser. 2007-A6, Class A6 (FRN)	0.290%	09/15/16	3,000,000	2,930,788
Bear Stearns Asset Backed Securities Trust
Ser. 2005-HE10, Class A2 (FRN) (STEP)	0.536%	11/25/35	32,376	32,269
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.466%	12/25/35	449,389	430,271
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP)	0.566%	10/25/35	484,920	455,414
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)	0.290%	02/16/16	1,900,000	1,879,985
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3 (FRN)	0.317%	04/24/14	1,000,000	993,929
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN) (STEP)	0.526%	04/25/34	293,688	237,193
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.686%	04/25/36	53,412	44,827
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (c)	1.337%	07/19/44	108,239	20,021
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.516%	09/25/35	159,951	156,598
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.566%	11/25/35	426,082	341,850
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.436%	01/25/36	730,905	655,548
Indymac Residential Asset Backed Trust
Ser. 2005-D, Class AII3 (FRN) (STEP)	0.496%	03/25/36	1,154,351	909,763
Ser. 2007-B, Class 2A3 (FRN) (STEP) (c)	0.446%	07/25/37	907,000	320,476
Long Beach Mortgage Loan Trust

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.526%	08/25/45	$1,256,186	$1,208,255
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.716%	08/25/35	400,000	288,041
Ser. 2006-4, Class 2A3 (FRN) (STEP) (c)	0.406%	05/25/36	1,050,000	417,443
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1 (FRN) (STEP)	0.646%	09/25/34	37,609	36,876
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.326%	03/25/33	249,687	202,093
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.566%	11/25/35	887,085	718,239
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP) (c)	3.246%	01/25/33	369,178	256,869
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.846%	10/25/34	129,835	87,787
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.416%	10/25/36	700,000	255,510
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.576%	10/25/35	131,477	118,046
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.546%	11/25/35	2,888,231	2,582,312
Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.506%	12/25/35	156,614	121,184
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.476%	09/25/36	512,926	493,228
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP) (c)	0.606%	01/25/45	274,728	176,532
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A (FRN) (STEP)	0.516%	11/25/35	84,436	83,597

Total Asset-Backed Securities
(Cost $23,537,289)				21,580,148

Mortgage-Backed Securities – Private Issuers — 1.3%

American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN) (c)	2.434%	04/25/44	75,633	58,877
Ser. 2004-4, Class 4A (FRN) (c)	2.229%	02/25/45	291,007	228,042
Ser. 2005-1, Class 6A (FRN) (c)	2.394%	06/25/45	474,619	374,906
Banc of America Commercial Mortgage, Inc.
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,110,000	1,125,287
Ser. 2006-2, Class A1	5.611%	05/10/45	1,842,748	1,875,742
Ser. 2007-4, Class A4 (VRN)	5.744%	02/10/51	2,705,000	2,624,708
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN) (c)	3.585%	12/20/34	183,017	140,793
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	2,000,000	2,128,269
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,156,936
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN) (c)	5.545%	04/25/37	512,046	349,347
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	3,999,604
GE Capital Commercial Mortgage Corp.
Ser. 2001-3, Class A2	6.070%	06/10/38	500,000	526,243
Ser. 2002-1A, Class A3	6.269%	12/10/35	1,172,000	1,245,685
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	508,535
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	2,384,139	2,422,390
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN) (c)	2.919%	11/19/34	89,757	54,907
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.580%	06/20/35	109,971	83,319
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (STEP) (c)	1.821%	01/25/35	81,649	6,934
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIBC, Class A3	6.260%	03/15/33	725,663	742,375
Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	5,101,753
LB-UBS Commercial Mortgage Trust
Ser. 2002-C1, Class A4	6.462%	03/15/31	4,000,000	4,278,508

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Ser. 2003-C3, Class A4	4.166%	05/15/32	$500,000	$511,119
Ser. 2003-C8, Class A3	4.830%	11/15/27	580,000	601,825
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-4, Class A3 (VRN)	5.172%	12/12/49	3,000,000	2,902,645
Ser. 2007-8, Class A3 (VRN)	5.957%	08/12/49	4,000,000	3,960,380
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	0.754%	08/25/29	147,266	139,888
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	780,865
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.520%	03/15/30	4,000,000	4,318,460
Structured Adjustable Rate Mortgage Loan Trust
Ser. 2005-19XS, Class 1A1 (FRN) (STEP) (c)	0.566%	10/25/35	427,732	253,665
Ser. 2007-7, Class 2AS2 (VRN) (c)	5.524%	08/25/47	439,789	285,959
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c)	0.596%	03/25/35	387,173	310,553
Ser. 2005-RF3, Class 1A (FRN) (c) (f)	0.596%	06/25/35	790,987	627,565
Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.296%	09/25/36	478,619	462,508

Total Mortgage-Backed Securities – Private Issuers
(Cost $42,076,523)				44,188,592

Mortgage-Backed Securities – US Government Agency Obligations — 1.0%
FHLMC
Pool #1M1044 (FRN)	2.759%	09/01/36	710,407	728,025
Pool #781697 (FRN)	2.934%	07/01/34	224,578	229,492
Pool #G18022	5.500%	11/01/19	2,252,991	2,428,944
Ser. 2003-2591, Class WP	3.500%	02/15/30	244,165	247,681
Ser. 2003-2640, Class DL	3.500%	11/15/16	75,919	76,644
Ser. 2003-2705, Class LB	4.500%	09/15/26	295,596	299,016
Ser. 2003-2725, Class PC	4.500%	05/15/28	366,289	371,597
Ser. 2004-2882, Class HI (IO)	5.000%	05/15/18	30,992	2,027
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	84,173	10,800
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	41,493	5,214
Ser. 2005-2964, Class NA	5.500%	02/15/26	288,707	291,487
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	45,640	5,721
Ser. 2009-3560, Class KS (FRN)	6.170%	11/15/36	1,842,201	230,986
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	363,452	84,225
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	165,230	36,134
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	64,965	10,786
FHLMC Structured Pass Through Securities, Ser. 2003-T57, Class 1A3	7.500%	07/25/43	406,975	464,333
FNMA
Pool #685563 (FRN)	2.958%	01/01/33	363,608	375,610
Pool #693348 (FRN)	2.075%	02/01/33	2,305,157	2,353,067
Pool #739758 (FRN)	2.068%	08/01/33	243,518	248,959
Pool #806765 (FRN)	2.262%	11/01/34	230,450	236,769
Pool #815054 (FRN)	4.156%	04/01/35	410,564	426,213
Pool #828480 (FRN)	4.955%	06/01/35	287,887	296,047
Pool #831360	5.500%	03/01/21	375,284	402,774
Pool #834928 (FRN)	5.081%	07/01/35	456,576	477,823
Pool #847637	4.681%	01/01/34	209,914	217,943
Pool #865792	5.500%	03/01/21	334,125	358,601
Pool #879906 (FRN)	3.558%	10/01/33	1,206,341	1,253,691
Pool #889487 (FRN)	3.594%	08/01/35	365,168	379,332
Pool #894611 (FRN)	3.805%	03/01/36	2,333,094	2,434,780
Pool #894613 (FRN)	3.836%	03/01/36	1,922,655	2,004,027
Pool #985096	6.000%	12/01/38	1,487,006	1,581,360
Pool #991526	6.000%	11/01/38	636,102	676,464
Pool #995651	6.000%	11/01/37	1,202,104	1,286,457
Ser. 2003-83, Class PC (c)	4.000%	06/25/18	2,568	2,568
Ser. 2004-31, Class SG (FRN)	6.854%	08/25/33	651,920	86,434

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Ser. 2004-51, Class SX (FRN)	6.874%	07/25/34	$797,709	$119,512
Ser. 2004-66, Class SE (FRN)	6.254%	09/25/34	833,468	110,659
Ser. 2005-86, Class WH	5.000%	11/25/25	558,348	565,060
Ser. 2006-10, Class FD (FRN)	0.596%	03/25/36	69,510	69,268
Ser. 2006-101, Class SE (FRN)	7.004%	10/25/36	920,752	123,809
Ser. 2006-117, Class GF (FRN)	0.596%	12/25/36	1,998,050	1,989,007
Ser. 2006-119, Class HF (FRN)	0.596%	12/25/36	1,701,259	1,691,204
Ser. 2006-70, Class BF (FRN)	0.796%	08/25/36	2,117,689	2,117,580
Ser. 2007-25, Class FA (FRN)	0.646%	04/25/37	2,538,191	2,529,967
Ser. 2007-63, Class FM (FRN)	0.616%	07/25/37	2,272,448	2,259,305
Ser. 2007-86, Class SB (FRN)	6.304%	09/25/37	1,413,632	135,251
Ser. 2009-111, Class SE (FRN)	6.000%	01/25/40	1,537,506	136,216
Ser. 2009-42, Class SI (FRN)	5.754%	06/25/39	1,091,410	91,772
FNMA Strip
Ser. 2005-357, Class 2	5.000%	03/01/35	161,974	36,498
Ser. 2005-360, Class 2	5.000%	08/01/35	1,054,597	221,813
Ser. 2005-365, Class 4	5.000%	04/01/36	60,990	11,442
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	438,187	499,533

Total Mortgage-Backed Securities – US Government Agency Obligations
(Cost $32,793,533)				33,329,927

Bank Loans — 0.1%

CIT Group, Inc. (FRN)	13.000%	01/20/12	135,000	139,556
Consolidated Container Co. (FRN)	5.750%	09/28/14	500,000	434,167
Delos Aircraft, Inc. (FRN)	7.000%	03/15/16	100,000	101,125
Federal-Mogul Corp. – Term Loan B (FRN)	2.168%	12/29/14	295,102	272,696
Federal-Mogul Corp. – Term Loan B (FRN)	2.178%	12/29/14	34,298	31,695
Federal-Mogul Corp. – Term Loan C (FRN)	2.158%	12/28/15	429	396
Federal-Mogul Corp. – Term Loan C (FRN)	2.168%	12/28/15	21,865	20,205
Federal-Mogul Corp. – Term Loan C (FRN)	2.178%	12/28/15	145,767	134,700
International Lease Finance Co. (FRN)	6.750%	03/15/15	170,000	173,878
Texas Competitive Electric Holdings Co. LLC (FRN)	3.730%	10/10/14	595,420	487,996
Vertrue, Inc. (FRN)	7.300%	08/14/15	605,000	447,700

Total Bank Loans
(Cost $2,030,215)				2,244,114

US Treasury Securities — 14.3%
US Treasury Inflation Indexed Bond (h)	2.375%	01/15/25	28,850,693	30,200,819
US Treasury Inflation Indexed Bond	2.375%	01/15/27	10,743,700	11,196,955
US Treasury Inflation Indexed Bond	1.750%	01/15/28	72,394,700	68,531,791
US Treasury Inflation Indexed Bond	2.500%	01/15/29	15,843,655	16,747,235
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,398,928	11,397,666
US Treasury Inflation Indexed Bond	2.125%	02/15/40	61,147,620	60,617,348
US Treasury Inflation Indexed Note (h)	2.375%	04/15/11	24,888,024	25,693,002
US Treasury Inflation Indexed Note (i)	0.625%	04/15/13	42,642,496	43,462,042
US Treasury Inflation Indexed Note	2.000%	01/15/14	13,132,896	13,944,470
US Treasury Inflation Indexed Note	1.250%	04/15/14	2,047,540	2,116,325
US Treasury Inflation Indexed Note (h)	1.875%	07/15/15	24,951,136	26,405,313
US Treasury Inflation Indexed Note	1.625%	01/15/18	55,847,340	57,134,454
US Treasury Inflation Indexed Note	1.375%	07/15/18	75,356,250	75,409,225
US Treasury Inflation Indexed Note (h)	2.125%	01/15/19	29,971,755	31,571,018

Total US Treasury Securities
(Cost $462,990,681)				474,427,663

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Acquired Funds — 17.1%

Exchange-Traded Funds — 0.8%
iShares Dow Jones U.S. Real Estate Index Fund	150,000	$7,467,000
iShares MSCI Emerging Markets Index Fund	175,000	7,371,000
Vanguard Emerging Markets ETF	175,000	7,381,500
Vanguard REIT ETF	100,000	4,882,000
		27,101,500

Mutual Funds — 3.5%
PIMCO Commodity RealReturn Strategy Fund	5,517,915	43,150,099
Vanguard High-Yield Corporate Fund	12,984,792	72,195,445
		115,345,544

Private Investment Funds (j) — 12.8%
Canyon Value Realization Fund, LP (a) (c) (d) (e)		47,597,034
Convexity Capital Offshore, LP (a) (c) (d) (e)		68,177,002
Farallon Capital Institutional Partners, LP (a) (c) (d) (e)		64,742,073
Joho Partners, LP (a) (c) (d) (e)		19,784,323
Lansdowne UK Equity Fund Ltd. (a) (c) (d) (e)	176,926	76,272,301
Lone Cascade, LP (a) (c) (d) (e)		14,913,137
Lone Picea, LP, Class E (a) (c) (d) (e)		939,159
Lone Picea, LP, Class F (a) (c) (d) (e)		1,402,055
Lone Picea, LP, Class H (a) (c) (d) (e)		1,361,912
Lone Redwood, LP (a) (c) (d) (e)		10,255,375
Maverick Fund USA Ltd. (a) (c) (d) (e)		29,623,944
Nomad Investment Partnership LP, Class A (a) (c) (d) (e)		17,783,365
Nomad Investment Partnership LP, Class R (a) (c) (d) (e)		8,270,772
OZ Domestic Partners, LP (a) (c) (d) (e)		17,367,565
Regiment Capital Ltd. (a) (c) (d) (e)	45,152	10,208,679
Theleme Fund Ltd. (a) (c) (d) (e)	320,000	34,550,462
		423,249,158

Total Acquired Funds
(Cost $404,322,170)		565,696,202

Preferred Stocks — 0.5%

Barclays Bank plc, 8.55%, (United Kingdom) (f)	485,000	487,425
Developers Diversified Realty Corp., 8.00%, Series G – REIT (United States) (a)	6,600	158,928
Developers Diversified Realty Corp., 7.375%, Series H – REIT (United States) (a)	2,300	51,520
Developers Diversified Realty Corp., 7.50%, Series I – REIT (United States) (a)	10,400	234,520
Entertainment Properties Trust, 9.00%, Series E – REIT (United States) (a)	111,700	2,917,604
FelCor Lodging Trust, Inc., 10.73%, Series A (United States) (a)	17,000	307,700
FelCor Lodging Trust, Inc., 8.00%, Series C – REIT (United States) (a)	26,300	457,620
Glimcher Realty Trust, 8.75%, Series F – REIT (United States) (a)	6,600	148,500
Glimcher Realty Trust, 8.125%, Series G – REIT (United States) (a)	30,200	648,998
iStar Financial, Inc., 8.00%, Series D – REIT (United States) (a)	42,600	633,888
iStar Financial, Inc., 7.875%, Series E – REIT (United States) (a)	83,100	1,200,795
iStar Financial, Inc., 7.80%, Series F – REIT (United States) (a)	125,200	1,814,148
iStar Financial, Inc., 7.65%, Series G – REIT (United States)	60,700	859,512

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

iStar Financial, Inc., 7.50%, Series I – REIT (United States) (a)	27,800	$390,868
Kilroy Realty Corp., 7.80%, Series E – REIT (United States) (a)	25,100	609,930
Kilroy Realty Corp., 7.50%, Series F – REIT (United States)	29,500	694,725
Malaysian Airline System Berhad, 30.00%, (Malaysia)	40,000	9,687
Simon Property Group, Inc., 6.00%, (United States) (a)	22,400	1,593,536
Taubman Centers, Inc., 8.00%, Series G – REIT (United States) (a)	30,600	765,918
Taubman Centers, Inc., 7.625%, Series H – REIT (United States) (a)	1,500	37,125
Vale SA, 1.46% (Brazil)	71,100	1,981,053
Wells Fargo & Co., 7.98%, Class A, Series K (United States)	1,275,000	1,332,375

Total Preferred Stocks
(Cost $12,411,489)		17,336,375

Purchased Options — 0.0%

EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216, JPY Strike 139.82), Expiring 09/16/10 (a) (c) (e)	50,000,000	56,450
S&P 500 Index (USD Strike 11.75), Expiring 04/17/10 (a)	25,000	285,000

Total Purchased Options
(Cost $620,750)		341,450

	Number of Contracts
Warrants — 0.1%

Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	146,000	5,218
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	530,600	18,951
NMDC Ltd. (Morgan Stanley) Warrants Expiring 03/25/15 (India) (a) (c)	343,881	2,255,008

Total Warrants
(Cost $2,286,406)		2,279,177

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Short-Term Investments — 30.9%

Repurchase Agreement — 9.4%
State Street Bank & Trust Co. Repurchase Agreement issued on
3/31/2010 (proceeds at maturity $311,668,325) (collateralized by US Treasury Bills, due 04/15/10 through 09/16/10 with a total principal value of $317,160,000 and a total market value of $316,930,904) (Cost $311,668,238)	0.010%	04/01/10	$311,668,238	$311,668,238

US Treasury Securities — 21.5%
US Treasury Bill (k)	04/08/10	20,000,000	19,999,620
US Treasury Bill (k)	04/15/10	20,000,000	19,998,780
US Treasury Bill (k)	04/19/10	50,000,000	49,996,100
US Treasury Bill (k)	04/22/10	40,000,000	39,996,480
US Treasury Bill (k)	05/06/10	39,000,000	38,994,696
US Treasury Bill (k)	05/13/10	40,000,000	39,993,240
US Treasury Bill (k)	05/27/10	40,000,000	39,990,240
US Treasury Bill (k)	06/03/10	90,000,000	89,976,870
US Treasury Bill (k)	06/10/10	28,000,000	27,992,272
US Treasury Bill (k)	06/17/10	30,000,000	29,990,700
US Treasury Bill (k)	06/24/10	50,000,000	49,984,250
US Treasury Bill (k)	07/01/10	48,000,000	47,981,184
US Treasury Bill (k)	07/08/10	30,000,000	29,988,570
US Treasury Bill (k)	07/15/10	30,000,000	29,986,440

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Maturity	Principal
	Date	Amount	Value
US Treasury Bill (k)	08/12/10	$40,000,000	$39,973,840
US Treasury Bill (k) (i)	08/19/10	40,000,000	39,970,440
US Treasury Bill (k)	09/02/10	40,000,000	39,964,920
US Treasury Bill (k)	09/23/10	40,000,000	39,955,880

Total US Treasury Securities
(Cost $714,725,756)			714,734,522

Total Short-Term Investments
(Cost $1,026,393,994)			1,026,402,760

Total Investments — 105.5%
(Cost $3,175,380,359)			3,500,123,674

Liabilities in Excess of Other Assets — (5.5%)			(181,719,148)

Net Assets — 100.0%			$3,318,404,526

	Number of Shares	Value

Securities Sold Short — (0.7%)

Common Stocks — (0.7%)

Real Estate Investment Trusts (REITs) — (0.7%)
Alexandria Real Estate Equities, Inc.	(20,100)	$(1,358,760)
AMB Property Corp.	(100,000)	(2,724,000)
Associated Estates Realty Corp.	(84,101)	(1,159,753)
DCT Industrial Trust, Inc.	(488,500)	(2,554,855)
DuPont Fabros Technology, Inc.	(122,500)	(2,644,775)
Franklin Street Properties Corp.	(246,300)	(3,554,109)
Highwoods Properties, Inc.	(33,400)	(1,059,782)
Liberty Property Trust	(90,300)	(3,064,782)
Mack-Cali Realty Corp.	(68,300)	(2,407,575)
Morguard Real Estate Investment Trust (Canada)	(69,500)	(933,373)
Piedmont Office Realty Trust, Inc., Class A	(106,600)	(2,116,010)
		(23,577,774)
Total Common Stocks
(Proceeds $20,178,458)		$(23,577,774)

Total Securities Sold Short
(Proceeds $20,178,458)		$(23,577,774)

ADR	American Depositary Reciept
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of March 31, 2010.
GBP	British pound
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
JPY	Japanese yen
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of March 31, 2010.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

*
Approximately 24% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a “designer stock”.

(c)	Security or a portion thereof is illiquid.
(d)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.  The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$46,436	$38,979
Canyon Value Realization Fund, LP	12/31/97 – 04/03/06	23,797,935	47,597,034
Convexity Capital Offshore, LP	2/16/06	42,000,000	68,177,002
Eurocastle Investment Ltd.	6/19/09	234,881	249,600
Farallon Capital Institutional Partners, LP	04/01/95 – 01/04/10	42,746,139	64,742,073
Jazz Air Income Fund	03/12/07 – 05/22/07	66,081	38,536
Joho Partners, LP	01/03/07	15,000,000	19,784,323
Lansdowne UK Equity Fund Ltd.	06/01/06 – 10/01/09	51,000,000	76,272,301
Lone Cascade, LP	01/03/06 – 01/02/08	13,788,000	14,913,137
Lone Picea, LP, Class E	01/02/09	964,000	939,159
Lone Picea, LP, Class F	01/03/05	1,617,000	1,402,055
Lone Picea, LP, Class H	01/02/03 – 01/02/04	1,315,000	1,361,912
Lone Redwood, LP	12/29/98	3,154,356	10,255,375
Maverick Fund USA Ltd.	01/03/06 – 10/01/07	20,000,000	29,623,944
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	17,783,365
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	8,270,772
OZ Domestic Partners, LP	12/31/01 – 09/30/03	9,000,000	17,367,565
Regiment Capital Ltd.	06/30/03	6,000,000	10,208,679
Theleme Fund Ltd.	02/01/10	32,000,000	34,550,462
Total (12.8% of net assets)			$423,576,273

(e)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $424,262,868, which represents 12.8% of the fund’s net assets.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2010. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Financial Futures Contracts
Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
225	June 2010 ASX S&P 200 Index	$25,022,847	$25,184,333	$161,486
391	June 2010 Australian Dollar	35,405,077	35,569,270	164,193
765	June 2010 British Pound	71,694,031	72,550,688	856,657
514	June 2010 Canadian Dollar	50,098,426	50,634,140	535,714
545	June 2010 Dow Jones EURO STOXX 50 Index	21,039,192	20,986,340	(52,852)
90	June 2010 FTSE 100 Index	7,582,817	7,662,536	79,719
546	June 2010 Japanese Yen	75,598,321	73,047,975	(2,550,346)
141	June 2010 S&P 500 Index	40,615,808	41,073,300	457,492
219	June 2010 Swiss Franc	25,541,654	25,987,088	445,434
661	June 2010 Topix Index	64,675,538	69,111,937	4,436,399
100	June 2010 TSE 60 Index	13,806,154	13,853,197	47,043
271	June 2010 5-Year US Treasury Note	31,282,881	31,122,656	(160,225)
8	September 2010 90-Day Eurodollar	1,987,720	1,989,300	1,580
8	December 2010 90-Day Eurodollar	1,981,420	1,983,400	1,980
8	March 2011 90-Day Eurodollar	1,974,245	1,976,400	2,155
8	June 2011 90-Day Eurodollar	1,966,695	1,968,900	2,205
				4,428,634
	Short Financial Futures Contracts
14	June 2010 10-Year Interest Rate Swap	(1,419,543)	(1,409,406)	10,137
2	June 2010 90-Day Eurodollar	(498,045)	(498,150)	(105)
54	June 2010 30-Year US Treasury Bond	(6,225,897)	(6,270,750)	(44,853)
228	June 2010 2-Year US Treasury Note	(49,469,962)	(49,465,313)	4,649
17	June 2010 10-Year US Treasury Note	(1,967,614)	(1,976,250)	(8,636)
10	June 2010 Ultra Long Term US Treasury Bond	(1,228,725)	(1,199,687)	29,038
5	September 2011 90-Day Eurodollar	(1,224,413)	(1,226,000)	(1,587)
44	December 2011 90-Day Eurodollar	(10,704,102)	(10,749,750)	(45,648)
37	March 2012 90-Day Eurodollar	(8,965,720)	(9,010,888)	(45,168)
41	June 2012 90-Day Eurodollar	(9,905,735)	(9,954,800)	(49,065)
41	September 2012 90-Day Eurodollar	(9,881,285)	(9,926,613)	(45,328)
35	December 2012 90-Day Eurodollar	(8,414,662)	(8,450,750)	(36,088)
35	March 2013 90-Day Eurodollar	(8,398,475)	(8,431,938)	(33,463)
35	June 2013 90-Day Eurodollar	(8,382,962)	(8,414,000)	(31,038)
24	September 2013 90-Day Eurodollar	(5,741,752)	(5,758,500)	(16,748)
23	December 2013 90-Day Eurodollar	(5,492,956)	(5,507,638)	(14,682)
3	March 2014 90-Day Eurodollar	(717,930)	(717,262)	668
				(327,917)
				$4,100,717

Forward Currency Contracts
	Contract Amount				Unrealized Appreciation/ (Depreciation)

Contract Settlement Date	Receive		Deliver
04/06/2010	British Pound Sterling	3,087,260	US Dollar	4,682,755	$2,158
04/06/2010	Euro	3,856,030	US Dollar	5,208,264	(115)
04/06/2010	Singapore Dollar	1,163,231	US Dollar	831,592	(94)
04/06/2010	Swiss Franc	1,200,842	US Dollar	1,134,904	3,983
04/06/2010	US Dollar	8,805	Danish Krone	48,589	(10)
04/07/2010	Australian Dollar	1,609,415	US Dollar	1,475,834	886
04/07/2010	Hong Kong Dollar	5,743,903	US Dollar	739,803	(14)
					$6,794

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Expiration Date	Counterparty	Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Credit Default Swap Contracts
Protection Purchased

06/20/2015	Credit Suisse First Boston International		5.000% per annum	Par, upon delivery of defaulted Forest Oil Corp. Bond	$(538,889)	$(12,776)

Total Return Swap Contracts

Long Total Return Swap Contracts
03/31/2011	Goldman Sachs International	(e)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	72,831,673	1,229,999

Short Total Return Swap Contracts
08/31/2010	Barclays Capital	(c) (e)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	27,552,869	(599,854)
						$630,145

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2010, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$2,279,177	$2,279,177
Purchased Options	—	56,450	—	285,000	341,450
Swaps Contracts	—	—	—	1,229,999	1,229,999
Futures Contracts	52,411	2,001,999	—	5,182,138	7,236,548
Forward Contracts	—	7,027	—	—	7,027
Total Value - Assets	$52,411	$2,065,549	$—	$8,976,314	$11,094,274
Liability Derivatives
Swaps Contracts	$—	$—	$(12,776)	$(599,854)	$(612,630)
Futures Contracts	(532,633)	(2,550,346)	—	(52,852)	(3,135,831)
Forward Contracts	—	(233)	—	—	(233)
Total Value - Liabilities	$(532,633)	$(2,550,652)	$(12,776)	$(652,706)	$(3,748,767)

See accompanying Notes to Schedule of Investments.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2010

	Number of Shares	Value

Investments — 98.9% of net assets

Common Stocks — 75.0%

Australia — 4.4%
Alumina Ltd.	157,734	$247,689
Amcor Ltd.	260,527	1,525,370
Australia and New Zealand Banking Group Ltd.	27,756	644,446
BHP Billiton Ltd.	15,896	637,785
Caltex Australia Ltd.	19,805	205,092
Foster's Group Ltd.	249,017	1,206,127
QBE Insurance Group Ltd.	60,038	1,145,630
Santos Ltd.	37,258	500,224
Telstra Corp. Ltd.	600,474	1,646,129
Wesfarmers Ltd.	35,606	1,036,833
		8,795,325
Austria — 0.1%
BWIN Interactive Entertainment AG (a)	853	50,216
Oesterreichische Post AG	2,035	59,368
		109,584
Belgium — 0.3%
Anheuser-Busch InBev NV	6,144	309,741
Fortis (a)	61,737	219,572
Fortis, Strip VVPR (a) (b)	39,122	106
		529,419
Brazil — 0.6%
Companhia de Concessoes Rodoviarias	25,700	570,694
Redecard SA	38,200	706,711
		1,277,405
Canada — 1.8%
AbitibiBowater, Inc. (a)	12,095	7,264
Ace Aviation Holdings, Inc., Class A (a)	7,115	58,985
BCE, Inc.	32,929	967,785
Bell Aliant Regional Communications Income Fund (b) (c) (d)	565	14,136
Bombardier, Inc., Class B	175,803	1,078,376
Catalyst Paper Corp. (a)	91,463	24,765
Fraser Papers, Inc. (a) (b) (d)	16,670	—
Groupe Aeroplan, Inc.	5,895	61,814
Imperial Oil Ltd.	12,661	489,038
Jazz Air Income Fund (b) (c) (d)	3,206	13,921
Onex Corp.	3,094	88,008
Rogers Communications, Inc., Class B	27,139	926,945
		3,731,037
Chile — 0.5%
Enersis SA - SPADR	46,500	929,535

China — 1.1%
China Construction Bank Corp., Class H	898,000	732,883
China Shenhua Energy Co. Ltd.	72,000	308,861
Hengan International Group Co. Ltd.	93,000	692,002

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Tsingtao Brewery Co. Ltd.	105,000	$529,561
		2,263,307
Czech Republic — 0.2%
CEZ A.S. (a)	10,338	488,459

Denmark — 1.0%
Carlsberg A/S, Class B	3,204	269,098
Coloplast A/S, Class B	4,376	481,714
GN Store Nord A/S (GN Great Nordic) (a)	49,028	293,491
Novo Nordisk A/S, Class B	1,242	96,338
Vestas Wind Systems A/S (a)	8,413	459,658
William Demant Holding (a)	7,342	519,439
		2,119,738
Finland — 1.1%
Kone Oyj, Class B	724	29,942
Metso Oyj	20,334	655,366
Sampo Oyj, Class A	30,970	822,315
Tieto Oyj	8,309	192,492
UPM-Kymmene Oyj	40,260	534,876
Wartsila Oyj Corp.	1,508	76,456
		2,311,447
France — 6.0%
Atos Origin SA (a)	492	24,675
AXA SA	16,999	377,703
BNP Paribas	7,080	543,148
Carrefour SA	48,372	2,333,791
Compagnie de Saint-Gobain	22,803	1,093,887
Eurofins Scientific	1,059	45,991
France Telecom SA	64,914	1,554,641
GDF Suez, Strip VVPR (a) (b)	6,615	9
Groupe Eurotunnel SA Registered	42,780	436,242
Lagardere S.C.A.	1,236	50,067
Legrand SA	12,494	394,269
Neopost SA	4,299	343,731
SA des Ciments Vicat	911	71,399
Sanofi-Aventis	15,657	1,168,939
SCOR SE	2,881	72,741
Societe Generale, Class A	15,235	957,078
Thales SA	7,984	320,195
Total SA	32,679	1,897,857
Vinci SA (a)	6,878	405,733
		12,092,096
Germany — 3.2%
BASF SE	12,011	745,299
Bayerische Motoren Werke AG	6,063	279,442
Daimler AG Registered	12,736	599,768
Deutsche Telekom AG	97,522	1,322,307
E.ON AG	12,461	460,191
Fresenius Medical Care AG & Co.	10,269	579,472
Fresenius Medical Care AG & Co. - ADR	6,363	357,346
RWE AG	24,265	2,150,793
		6,494,618

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Hong Kong — 3.5%
Asia Satellite Telecommunications Holdings Ltd.	8,500	$12,360
China Mobile Ltd.	60,000	576,161
First Pacific Co.	644,000	416,787
Genting Singapore plc (a)	49,224	31,056
Henderson Land Development Co.	45,000	316,286
Hong Kong & Shanghai Hotels Ltd. (The)	126,869	195,928
Hong Kong Aircraft Engineering Co. Ltd.	11,400	143,885
Hongkong Electric Holdings Ltd.	142,500	845,247
i-Cable Communications Ltd. (a)	321,000	55,002
Jardine Matheson Holdings Ltd.	56,720	1,886,836
Jardine Strategic Holdings Ltd.	54,312	1,045,238
Mandarin Oriental International Ltd.	39,881	55,844
Midland Holdings Ltd.	122,000	133,210
New World Development Ltd.	361,623	705,383
Next Media Ltd. (a)	200,000	29,630
Silver Grant International Ltd.	86,000	31,162
SmarTone Telecommunications Holdings Ltd.	151,978	157,124
Television Broadcasts Ltd.	47,000	227,538
Wheelock & Co. Ltd.	71,000	208,890
		7,073,567
India — 0.4%
Axis Bank Ltd. - GDR Registered (a)	27,733	729,101

Indonesia — 0.6%
Bank Pan Indonesia Tbk PT (a)	3,672,270	399,541
Bank Permata Tbk PT (a)	5,572	755
Citra Marga Nusaphala Persada Tbk PT (a)	156,500	15,304
Gudang Garam Tbk PT	40,000	108,841
Indofood Sukses Makmur Tbk PT	491,500	203,998
Matahari Putra Prima Tbk PT (a)	1,038,600	141,578
Mulia Industrindo Tbk PT (a) (b)	221,500	9,372
Semen Gresik (Persero) Tbk PT	409,500	327,964
		1,207,353
Ireland — 0.2%
DCC plc	3,261	84,626
Fyffes plc	169,090	86,702
Independent News & Media plc (a)	323,032	50,157
Paddy Power plc	2,404	85,601
Total Produce plc	79,313	42,985
		350,071
Italy — 1.8%
Banco Popolare Societa Cooperativa (a)	12,846	89,266
Fiat SpA (a)	49,509	645,684
Finmeccanica SpA	4,036	53,789
Intesa Sanpaolo (a)	241,174	897,424
Luxottica Group SpA - SPADR	20,025	536,270
Natuzzi SpA - SPADR (a)	6,600	29,700
Saipem SpA	23,438	908,232
UniCredit SpA (a)	180,811	533,677
		3,694,042

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Japan — 15.5%
Ajinomoto Co., Inc.	19,000	$188,263
Alfresa Holdings Corp.	5,500	237,139
Astellas Pharma, Inc.	45,100	1,633,390
Bank of Yokohama Ltd. (The)	46,000	224,674
Canon, Inc.	40,250	1,860,720
Chiba Bank Ltd. (The)	8,000	47,711
Dai Nippon Printing Co. Ltd.	22,000	296,165
Dai-Dan Co. Ltd.	18,000	90,434
Dainippon Sumitomo Pharma Co. Ltd.	11,800	108,080
Denso Corp.	1,300	38,745
East Japan Railway Co.	4,300	298,890
Fukuoka Financial Group, Inc.	70,000	296,140
Hitachi Chemical Co. Ltd.	22,300	482,007
Hitachi Ltd. (a)	87,000	324,300
Hitachi Metals Ltd.	9,000	94,681
Isetan Mitsukoshi Holdings Ltd.	33,700	361,683
JS Group Corp.	26,300	535,529
Kao Corp.	92,700	2,345,069
Kawasaki Heavy Industries Ltd.	130,000	358,921
KDDI Corp.	168	869,353
Kinden Corp.	15,000	131,434
Kyowa Hakko Kirin Co. Ltd.	35,000	360,996
Marui Group Co. Ltd.	23,300	168,540
Matsushita Electric Works Ltd.	44,772	565,342
Mitsubishi Corp.	21,200	555,964
Mitsubishi Estate Co. Ltd.	4,000	65,483
Mitsubishi Heavy Industries Ltd.	78,000	321,412
Mitsubishi Tanabe Pharma Corp.	18,000	253,927
Mitsubishi UFJ Financial Group, Inc.	106,400	555,229
Mizuho Financial Group, Inc.	87,100	172,429
Namco Bandai Holdings, Inc.	19,400	188,635
Nippon Meat Packers, Inc.	21,000	265,818
Nippon Oil Corp.	36,000	181,367
Nippon Suisan Kaisha Ltd.	50,200	145,102
Nippon Telegraph & Telephone Corp.	14,000	589,544
Nitto Denko Corp.	13,400	517,937
NSK Ltd.	39,000	308,084
NTT Data Corp.	67	223,327
NTT DoCoMo, Inc.	169	257,017
Obayashi Corp.	67,000	295,994
OMRON Corp.	12,200	283,279
Onward Holdings Co. Ltd.	22,000	171,476
Panasonic Corp.	13,300	204,047
Secom Co. Ltd.	10,200	444,851
Sekisui House Ltd.	71,000	706,927
Seven & I Holdings Co. Ltd.	88,360	2,135,772
Shimizu Corp.	44,000	183,653
Shiseido Co. Ltd.	14,100	306,272
Sompo Japan Insurance, Inc.	41,000	278,918
Sony Corp.	4,800	183,884
Sumitomo Electric Industries Ltd.	45,400	556,842
Sumitomo Forestry Co. Ltd.	27,500	224,497
Sumitomo Mitsui Financial Group, Inc.	16,400	539,496
Taiyo Nippon Sanso Corp.	19,000	185,844
Takeda Pharmaceutical Co. Ltd.	45,200	1,988,858
TDK Corp.	1,000	66,575
Tokio Marine Holdings, Inc.	41,700	1,174,680
Tokyo Electric Power Co., Inc. (The)	10,100	268,841

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Tokyo Gas Co. Ltd.	128,000	$564,145
Tokyo Ohka Kogyo Co. Ltd.	5,500	102,221
Toyo Seikan Kaisha Ltd.	14,100	249,553
Toyota Motor Corp.	35,100	1,411,283
Trend Micro, Inc.	1,500	52,320
West Japan Railway Co.	284	976,413
Yamada Denki Co. Ltd.	3,670	270,928
Yamato Holdings Co. Ltd.	36,300	508,652
YASKAWA Electric Corp.	34,000	311,121
		31,166,823
Luxembourg — 0.4%
ArcelorMittal	19,781	869,366

Malaysia — 0.8%
AMMB Holdings Berhad	154,587	236,988
Bumiputra-Commerce Holdings Berhad	130,799	563,296
Carlsberg Brewery Malaysia Berhad	25,000	38,678
Genting Malaysia Berhad	453,000	397,959
Malaysian Airline System Berhad (a)	100,200	65,783
Multi-Purpose Holdings Berhad	98,450	71,755
Sime Darby Berhad	86,152	229,714
		1,604,173
Mexico — 0.1%
America Movil SA de CV, Series L - ADR	1,625	81,802
Telefonos de Mexico SAB de CV, Series L - SPADR	1,300	20,280
Telmex Internacional SAB de CV, Series L - ADR	1,600	30,848
		132,930
Netherlands — 3.3%
Heineken NV	11,339	582,134
ING Groep NV - CVA (a)	82,290	820,499
Koninklijke (Royal) KPN NV	32,221	510,881
Koninklijke Boskalis Westminster NV - CVA	12,989	497,110
Reed Elsevier NV	86,180	1,048,517
Royal Dutch Shell plc, Class A	82,781	2,394,372
Royal Dutch Shell plc, Class B	18,581	512,454
Wolters Kluwer NV	13,103	284,363
		6,650,330
New Zealand — 0.3%
PGG Wrightson Ltd. (a)	275,965	113,413
Telecom Corp. of New Zealand Ltd.	297,537	459,376
		572,789
Norway — 0.3%
DNB NOR ASA (a)	33,111	377,327
StatoilHydro ASA	12,191	283,439
		660,766
Philippines (The) — 1.1%
ABS-CBN Holdings Corp.	459,900	299,955
Ayala Corp.	92,209	675,413
Banco de Oro Unibank, Inc.	45,500	41,737

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Benpres Holdings Corp. (a)	820,000	$61,733
DMCI Holdings, Inc.	272,000	88,653
Globe Telecom, Inc.	18,580	410,871
Jollibee Foods Corp.	84,000	109,255
Philippine Long Distance Telephone Co. - SPADR	8,400	447,552
		2,135,169
Poland — 0.2%
Bank Pekao SA (a)	7,708	447,672

Russia — 0.3%
Lukoil OAO - SPADR	10,500	595,350

Singapore — 1.8%
Great Eastern Holdings Ltd.	32,000	356,864
GuocoLeisure Ltd.	208,000	99,364
Oversea-Chinese Banking Corp.	98,293	610,973
Singapore Telecommunications Ltd.	585,000	1,328,799
STATS ChipPAC Ltd. (a)	344,000	258,319
United Industrial Corp. Ltd.	19,000	27,984
United Overseas Bank Ltd.	67,000	918,942
Yellow Pages Singapore Ltd. (a)	122,500	13,573
		3,614,818
South Africa — 1.0%
Anglo Platinum Ltd. (a)	1,029	104,620
AngloGold Ashanti Ltd.	987	37,502
City Lodge Hotels Ltd.	3,166	33,901
Clicks Group Ltd.	17,568	71,550
Discovery Holdings Ltd.	2,892	13,708
FirstRand Ltd.	57,183	158,679
Gold Fields Ltd.	3,352	42,326
Hosken Consolidated Investments Ltd. (a)	11,439	122,456
JD Group Ltd.	3,792	23,140
Nedbank Group Ltd.	13,683	264,740
Pretoria Portland Cement Co. Ltd.	125,885	590,873
RMB Holdings Ltd.	66,305	294,657
Sun International Ltd. (a)	19,812	250,369
		2,008,521
South Korea — 0.4%
KB Financial Group, Inc. (a)	1,293	62,331
Korea Electric Power Corp. (a)	950	30,670
KT&G Corp. (a)	7,475	413,595
POSCO	200	93,546
Samsung Electronics Co. Ltd.	170	122,957
SK Telecom Co. Ltd.	565	86,857
		809,956
Spain — 3.1%
Acciona SA	3,555	394,875
Acerinox SA	31,584	622,400
Banco Santander SA	107,739	1,429,702
Gestevision Telecinco SA	7,036	110,490
Iberdrola SA	213,191	1,805,428
Prosegur, Compania de Seguridad SA	3,724	168,486

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Telefonica SA	68,334	$1,617,076
Viscofan SA	7,618	200,092
		6,348,549
Sweden — 0.9%
Assa Abloy AB, Class B	23,636	463,010
Hoganas AB, Class B	7,262	199,472
Modern Times Group AB, Class B	1,838	107,013
Svenska Handelsbanken AB, Class A	20,311	594,851
Telefonaktiebolaget LM Ericsson, Class B	40,800	427,103
		1,791,449
Switzerland — 3.4%
Adecco SA	7,410	420,988
Compagnie Financiere Richemont SA	10,283	398,627
Geberit AG	2,866	512,618
Logitech International SA (a)	13,970	229,007
Novartis AG	48,654	2,629,554
PubliGroupe SA (a)	661	65,864
Roche Holding AG	5,064	821,775
Sonova Holding AG Registered	883	109,760
UBS AG Registered (a)	16,490	267,716
Zurich Financial Services AG	5,294	1,358,563
		6,814,472
Taiwan — 0.8%
Asustek Computer, Inc. - GDR Registered	239,000	415,807
Chunghwa Telecom Co. Ltd.	28,000	54,760
Chunghwa Telecom Co. Ltd. - ADR	19,927	389,654
Taiwan Semiconductor Manufacturing Co. Ltd.	397,589	767,290
Uni-President Enterprises Corp.	54,288	61,757
		1,689,268
Thailand — 0.8%
Advanced Info Service PCL	130,500	348,094
GMM Grammy PCL	104,000	43,099
Kasikornbank PCL	74,900	238,587
Land and Houses PCL	284,800	55,049
Matichon PCL (b)	188,700	39,683
MBK PCL	41,500	97,541
Post Publishing PCL (b)	193,900	26,985
Siam Cement PCL	77,000	623,906
Thanachart Capital PCL	100,800	77,310
		1,550,254
Turkey — 0.1%
Akbank TAS	0	2
Turkcell Iletisim Hizmetleri A/S - ADR	15,900	239,454
		239,456
United Kingdom — 13.5%
Admiral Group plc	5,609	112,298
AMEC plc	5,163	62,504
Anglo American plc - ADR (a)	13,590	294,088
Anglo American plc - LSE Shares (a)	1,653	72,404
Arriva plc	52,242	581,682

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Aviva plc	61,316	$358,234
BAE Systems plc	89,141	503,222
Barclays plc	102,355	557,324
BG Group plc	66,750	1,153,111
BHP Billiton plc	23,367	800,619
BP plc	322,206	3,051,292
Bradford & Bingley plc (a) (b)	97,457	—
British American Tobacco plc	5,238	180,638
Bunzl plc	14,292	156,220
Cable & Wireless Communications plc	213,753	179,677
Cable & Wireless Worldwide (a)	213,753	298,420
Capita Group plc	57,661	662,468
Carnival plc	8,677	355,752
Compass Group plc	239,595	1,913,756
Daily Mail & General Trust NV, Class A	5,811	43,827
Devro plc	34,466	84,247
Diageo plc	32,310	543,278
Enterprise Inns plc (a)	42,767	77,977
G4S plc	33,934	134,738
GlaxoSmithKline plc	106,574	2,045,146
Hays plc	93,855	154,663
HMV Group plc	22,914	29,416
Homeserve plc	3,247	88,203
ICAP plc	50,659	286,720
Informa plc	63,176	371,698
International Personal Finance	51,577	187,944
Intertek Group plc	29,678	657,017
Invensys plc	83,893	432,917
ITV plc (a)	244,589	225,172
Ladbrokes plc	64,759	156,028
Lloyds Banking Group plc (a)	338,686	322,877
Northgate plc (a)	6,578	18,684
Provident Financial plc	16,563	218,208
Reckitt Benckiser Group plc	13,979	769,241
Reed Elsevier plc	39,356	314,871
Rexam plc	53,911	239,294
Rightmove plc	27,296	279,258
Rio Tinto plc	11,074	655,884
Rolls-Royce Group plc (a)	10,355	93,635
RSA Insurance Group plc	31,684	61,272
Sage Group plc	129,537	470,328
Smiths Group plc	11,058	190,808
Sportingbet plc	79,661	91,784
Stagecoach Group plc	78,458	218,037
Tesco plc	75,916	501,941
Thomas Cook Group plc	117,709	482,307
Tui Travel plc	99,774	456,101
Unilever plc	78,999	2,317,197
Vodafone Group plc	1,052,238	2,434,677
WPP plc	24,016	248,680
		27,197,784
United States — 0.1%
NII Holdings, Inc., Class B (a)	3,408	141,977

Total Common Stocks
(Cost $145,973,291)		151,237,976

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Acquired Funds — 15.6%

Private Investment Funds (e) — 15.6%
Convexity Capital Offshore, LP (a) (b) (c) (d)		$9,890,292
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	40,375	17,405,578
Lone Dragon Pine, LP (a) (b) (c) (d)		4,207,870
		31,503,740
Total Acquired Funds
(Cost $18,767,865)		31,503,740

Preferred Stocks — 0.6%
Hyundai Motor Co. Ltd., 3.98% (South Korea)	10,010	370,860
Malaysian Airline System Berhad, 30.0% (Malaysia)	20,000	4,844
Vale SA, 1.46% (Brazil)	29,740	828,643

Total Preferred Stocks
(Cost $987,066)		1,204,347

	Number of Contracts

Warrants — 0.0%
Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	35,000	1,251
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	370,825	13,244
Total Warrants
(Cost $4,890)		14,495

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 7.7%

Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/10 (proceeds at maturity $7,367,233) (collateralized by a US Treasury Bill, due 09/02/10 with a principal value of $7,530,000 and a market value of $7,523,223) (Cost $7,367,231)	0.010%	04/01/10	$7,367,231	$7,367,231

US Treasury Securities — 4.0%
US Treasury Bill (f)		04/22/10	1,000,000	999,912
US Treasury Bill (f)		06/10/10	1,000,000	999,724
US Treasury Bill (f)		06/17/10	1,000,000	999,690
US Treasury Bill (f) (g)		07/01/10	2,000,000	1,999,216
US Treasury Bill (f)		07/08/10	2,000,000	1,999,238
US Treasury Bill (f)		07/15/10	1,000,000	999,548

Total US Treasury Securities
(Cost $7,997,214)				7,997,328

Total Short-Term Investments
(Cost $15,364,445)				15,364,559

Total Investments — 98.9%
(Cost $181,097,557)				199,325,117

Other Assets in Excess of Liabilities — 1.1%				2,291,517

Net Assets — 100.0%				$201,616,634

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Reciept
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
SPADR	Sponsored ADR
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 20% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$16,840	$14,136
Convexity Capital Offshore, LP	02/16/06	7,333,333	9,890,292
Jazz Air Income Fund	03/12/07 - 05/22/07	23,682	13,921
Lansdowne UK Equity Fund Ltd.	05/31/03	6,434,532	17,405,578
Lone Dragon Pine, LP	03/31/08	5,000,000	4,207,870
Total (15.6% of net assets)			$31,531,797

(d)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $32,996,726, which represents 16.4% of the fund's net assets.

(e)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
6	June 2010 ASX S&P 200 Index	$667,269	$671,582	$4,313
94	June 2010 Canadian Dollar	9,162,014	9,259,940	97,926
94	June 2010 Dow Jones EURO STOXX 50 Index	3,611,395	3,619,662	8,267
27	June 2010 Swiss Franc	3,149,073	3,203,888	54,815
20	June 2010 Topix Index	1,956,883	2,091,133	134,250
47	June 2010 TSE 60 Index	6,488,915	6,511,003	22,088
				321,659
	Short Financial Futures Contracts
9	June 2010 Australian Dollar	(813,297)	(818,730)	(5,433)
25	June 2010 British Pound	(2,345,123)	(2,370,938)	(25,815)
3	June 2010 Euro Dollar	(511,170)	(506,625)	4,545
45	June 2010 FTSE 100 Index	(3,810,693)	(3,831,268)	(20,575)
24	June 2010 Japanese Yen	(3,323,595)	(3,210,900)	112,695
				65,417
				$387,076

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Forward Currency Contracts

	Contract Amount				Unrealized Appreciation/ (Depreciation)

Contract Settlement Date	Receive		Deliver

04/05/10	US Dollar	70,805	Japanese Yen	6,554,323	$697
04/06/10	British Pound Sterling	16,029	US Dollar	24,319	5
04/06/10	US Dollar	1,215	Danish Krone	6,707	(1)
04/06/10	US Dollar	65,283	Polish Zloty	186,934	(157)
					$544

Total Return Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
06/30/2010	Barclays Bank, PLC	(d)	1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index Fund	$5,263,220	$127,706
07/16/2010	Goldman Sachs International	(d)	3 Month LIBOR plus a specified spread	MSCI AC World Index ex USA	15,315,608	681,378
08/31/2010	Goldman Sachs International	(d)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	8,787,283	655,845
						$1,464,929

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2010, grouped by contract type and risk exposure category.

Derivative Type	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$14,495	$14,495
Swaps Contracts	—	1,464,929	1,464,929
Futures Contracts	269,981	168,918	438,899
Forward Contracts	702	—	702
Total Value - Assets	$270,683	$1,648,342	$1,919,025
Liability Derivatives
Futures Contracts	$(31,248)	$(20,575)	$(51,823)
Forward Contracts	(158)	—	(158)
Total Value - Liabilities	$(31,406)	$(20,575)	$(51,981)

See accompanying Notes to Schedules of Investments.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2010

	Number of Shares	Value

Investments — 105.8% of net assets

Common Stocks — 71.8%

Aerospace & Defense — 2.6%
AAR Corp. (a)	59,815	$1,484,608
General Dynamics Corp.	2,300	177,560
L-3 Communications Holdings, Inc.	3,000	274,890
Lockheed Martin Corp.	3,800	316,236
Northrop Grumman Corp.	6,700	439,319
Raytheon Co.	8,000	456,960
		3,149,573
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	2,300	128,455
FedEx Corp.	2,400	224,160
		352,615
Automobiles — 0.1%
Ford Motor Co. (a)	11,900	149,583

Beverages — 1.5%
Constellation Brands, Inc., Class A (a)	109,400	1,798,536

Biotechnology — 0.8%
Amgen, Inc. (a)	5,700	340,632
Biogen Idec, Inc. (a)	3,100	177,816
Gilead Sciences, Inc. (a)	9,000	409,320
		927,768
Capital Markets — 1.2%
Ameriprise Financial, Inc.	3,300	149,688
Franklin Resources, Inc.	3,300	365,970
Goldman Sachs Group, Inc. (The)	3,200	546,016
T. Rowe Price Group, Inc.	6,800	373,524
		1,435,198
Chemicals — 2.8%
Agrium, Inc.(Canada)	2,000	141,260
E. I. du Pont de Nemours & Co.	6,700	249,508
International Flavors & Fragrances, Inc.	37,000	1,763,790
Nalco Holding Co.	53,468	1,300,876
		3,455,434
Commercial Banks — 1.9%
North Valley Bancorp (a)	69,300	121,968
PNC Financial Services Group, Inc.	5,100	304,470
Prosperity Bancshares, Inc.	23,187	950,667
Wells Fargo & Co.	28,700	893,144
		2,270,249
Commercial Services & Supplies — 1.3%
KAR Auction Services, Inc. (a)	103,500	1,558,710

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Communications Equipment — 0.7%
Cisco Systems, Inc. (a)	21,300	$554,439
Research In Motion Ltd.(Canada) (a)	4,100	303,195
		857,634
Computers & Peripherals — 2.6%
Hewlett-Packard Co.	12,900	685,635
International Business Machines Corp. (IBM)	3,000	384,750
QLogic Corp. (a)	80,000	1,624,000
Seagate Technology (a)	15,100	275,726
Western Digital Corp. (a)	6,600	257,334
		3,227,445
Consumer Finance — 0.1%
Capital One Financial Corp.	4,300	178,063

Diversified Consumer Services — 3.1%
Apollo Group, Inc., Class A (a)	2,600	159,354
DeVry, Inc.	28,200	1,838,640
ITT Educational Services, Inc. (a)	16,100	1,810,928
		3,808,922
Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	5,800	259,550
NYSE Euronext	11,800	349,398
		608,948
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	27,900	720,936
BCE, Inc. - NYSE Shares(Canada)	9,600	281,760
General Communications, Inc., Class A (a)	94,100	542,957
		1,545,653
Electric Utilities — 1.8%
Edison International	9,900	338,283
Entergy Corp.	3,300	268,455
NV Energy, Inc.	128,900	1,589,337
		2,196,075
Electronic Equipment, Instruments & Components — 3.8%
Checkpoint Systems, Inc. (a)	136,200	3,012,744
Rogers Corp. (a)	45,000	1,305,450
Tyco Electronics Ltd.(Switzerland)	11,100	305,028
		4,623,222
Energy Equipment & Services — 2.0%
Cal Dive International, Inc. (a)	86,107	631,164
Noble Corp.(Switzerland) (a)	3,700	154,734
Tidewater, Inc.	34,500	1,630,815
		2,416,713

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Food & Staples Retailing — 2.7%
BJ's Wholesale Club, Inc. (a)	49,500	$1,831,005
Geerlings & Wade, Inc. (a)	66,300	2,652
Kroger Co. (The)	14,100	305,406
Safeway, Inc.	7,500	186,450
Sysco Corp.	13,200	389,400
Wal-Mart Stores, Inc.	10,000	556,000
		3,270,913
Food Products — 1.8%
Archer-Daniels-Midland Co.	12,800	369,920
Campbell Soup Co.	6,800	240,380
ConAgra Foods, Inc.	14,100	353,487
Corn Products International, Inc.	30,000	1,039,800
General Mills, Inc.	2,400	169,896
		2,173,483
Health Care Equipment & Supplies — 1.7%
Accuray, Inc. (a)	144,294	878,750
Cooper Companies, Inc. (The)	26,198	1,018,578
Medtronic, Inc.	4,100	184,623
PharmChem, Inc. (a) (b)	269,200	2,154
		2,084,105
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	13,000	375,960
Cardinal Health, Inc.	5,300	190,959
Humana, Inc. (a)	4,300	201,111
Lincare Holdings, Inc. (a)	20,000	897,600
McKesson Corp.	5,700	374,604
Owens & Minor, Inc.	20,800	964,912
UnitedHealth Group, Inc. (a)	10,800	352,836
Universal Health Services, Inc., Class B	37,900	1,329,911
WellPoint, Inc. (a)	5,400	347,652
		5,035,545
Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.	72,800	1,403,584
California Pizza Kitchen, Inc. (a)	21,100	354,269
McDonald's Corp.	2,100	140,112
		1,897,965
Household Durables — 0.2%
Garmin Ltd.	6,600	253,968

Household Products — 0.7%
Kimberly-Clark Corp.	3,800	238,944
Procter & Gamble Co. (The)	9,100	575,757
		814,701
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	4,600	161,506

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Industrial Conglomerates — 0.6%
3M Co.	4,700	$392,779
Tyco International Ltd.(Switzerland)	8,700	332,775
		725,554
Insurance — 4.8%
Aflac, Inc.	8,400	456,036
Allstate Corp. (The)	12,200	394,182
Arthur J. Gallagher & Co.	50,000	1,227,500
Brown & Brown, Inc.	60,000	1,075,200
Chubb Corp.	7,700	399,245
Progressive Corp. (The)	12,000	229,080
Travelers Companies, Inc. (The)	7,900	426,126
Willis Group Holdings plc(United Kingdom)	54,510	1,705,618
		5,912,987
Internet & Catalog Retail — 0.1%
Expedia, Inc.	6,500	162,240

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	1,000	567,010

IT Services — 0.5%
Computer Sciences Corp. (a)	4,700	256,103
Visa, Inc., Class A	3,800	345,914
		602,017
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (a)	21,400	1,100,816

Machinery — 0.7%
Dover Corp.	3,200	149,600
John Bean Technologies Corp.	38,300	671,782
		821,382
Media — 2.3%
Comcast Corp., Class A	12,400	233,368
DIRECTV, Class A (a)	12,300	415,863
Live Nation, Inc. (a)	117,638	1,705,751
Time Warner, Inc.	14,466	452,352
		2,807,334
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	3,200	267,328
Pacific Rim Mining Corp.(Canada) (a) (c) (d)	35,000	6,475
Southern Copper Corp.	9,200	291,364
		565,167
Multi-Utilities — 0.8%
OGE Energy Corp.	14,500	564,630
Public Service Enterprise Group, Inc.	5,800	171,216

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Sempra Energy	4,600	$229,540
		965,386
Multiline Retail — 3.1%
Big Lots, Inc. (a)	65,125	2,371,853
Macy's, Inc.	17,400	378,798
Saks, Inc. (a)	100,000	860,000
Target Corp.	2,800	147,280
		3,757,931
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (a)	51,600	1,527,360

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	11,500	872,045
ConocoPhillips	11,600	593,572
Exxon Mobil Corp.	21,300	1,426,674
Hess Corp.	2,400	150,120
Marathon Oil Corp.	11,600	367,024
Murphy Oil Corp.	5,400	303,426
Stone Energy Corp. (a)	53,700	953,175
		4,666,036
Paper & Forest Products — 0.1%
International Paper Co.	5,200	127,972

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	2,400	155,688

Pharmaceuticals — 1.2%
Forest Laboratories, Inc. (a)	4,800	150,528
Johnson & Johnson	12,000	782,400
Pfizer, Inc.	33,100	567,665
		1,500,593
Road & Rail — 0.7%
Kansas City Southern (a)	19,100	690,847
Union Pacific Corp.	3,000	219,900
		910,747
Semiconductors & Semiconductor Equipment — 2.5%
Cabot Microelectronics Corp. (a)	48,057	1,817,996
Intel Corp.	36,000	801,360
Texas Instruments, Inc.	17,500	428,225
		3,047,581
Software — 1.3%
Microsoft Corp.	36,600	1,071,282
NexPrise, Inc. (a) (b)	28,553	1,713
Oracle Corp.	5,500	141,295
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	20,000	338,400
		1,553,024

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Number of Shares	Value

Specialty Retail — 2.0%
Gap, Inc. (The)	15,100	$348,961
PetSmart, Inc.	56,200	1,796,152
Ross Stores, Inc.	4,900	262,003
		2,407,116
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	9,600	379,392
Hanesbrands, Inc. (a)	42,122	1,171,834
Polo Ralph Lauren Corp.	1,600	136,064
		1,687,290
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,900	366,744

Tobacco — 0.4%
Philip Morris International, Inc.	8,800	459,008

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	1,300	140,556

Wireless Telecommunication Services — 0.6%
United States Cellular Corp. (a)	18,000	744,840
Total Common Stocks
(Cost $70,996,409)		87,534,906

Acquired Funds (e) — 20.0%

Long/Short Equity Fund — 19.9%
Adage Capital Partners, LP (a) (b) (c) (d)		24,389,764

Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		77,165

Total Acquired Funds
(Cost $15,670,168)		24,466,929

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 14.0%

Repurchase Agreement — 10.7%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/10 (proceeds at maturity $13,018,713) (collateralized by a US Treasury Bill, due 09/02/10 with a principal value of $13,300,000 and a market value of $13,288,030) (Cost $13,018,710)	0.010%	04/01/10	$13,018,710	$13,018,710

US Treasury Securities — 3.3%
US Treasury Bill (f) (g)		05/20/10	1,000,000	999,803

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Maturity Date	Principal Amount	Value
US Treasury Bill (f) (g)	06/17/10	$3,000,000	$2,999,070

Total US Treasury Securities
(Cost $3,998,787)			3,998,873

Total Short-Term Investments
(Cost $17,017,497)			17,017,583

Total Investments — 105.8%
(Cost $103,684,074)			129,019,418

Liabilities in Excess of Other Assets — (5.8%)			(7,126,277)

Net Assets — 100.0%			$121,893,141

*
Approximately 56% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $24,473,404, which represents 20.1% of the fund's net assets.

(d)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid.  The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 - 06/30/03	$15,019,446	$24,389,764
Gotham Partners, LP	06/29/97	650,722	77,165
Pacific Rim Mining Corp.	06/01/04	100,800	6,475
Total (20.1% of net assets)			$24,473,404

(e)	Portfolio holdings information of the Acquired Funds is not available as of March 31, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
46	June 2010 S&P 500 e-Mini Index	$2,635,138	$2,679,960	$44,822
151	June 2010 S&P 500 Index	43,527,101	43,986,300	459,199
				504,021
	Short Financial Futures Contracts
160	June 2010 Russell 2000 e-Mini Index	(10,779,902)	(10,833,600)	(53,698)
232	June 2010 S&P Midcap 400 e-Mini Index	(18,163,719)	(18,283,920)	(120,201)
				(173,899)
				$330,122

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2010, grouped by contract type and risk exposure category.

Derivative Type	Equity Risk	Total
Asset Derivatives
Futures Contracts	$504,021	$504,021
Total Value - Assets	$504,021	$504,021
Liability Derivatives
Futures Contracts	$(173,899)	$(173,899)
Total Value - Liabilities	$(173,899)	$(173,899)

See accompanying Notes to Schedules of Investments.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 103.6% of net assets

Short-Term Investments — 103.6%

Repurchase Agreement — 4.4%

State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/10 (proceeds at maturity $10,039,316) (collateralized by US Treasury Bills, due 04/15/10 through 09/02/10 with a principal value of $10,245,000 and a market value of $10,244,258)

(Cost $10,039,314)	0.010%	04/01/10	$10,039,314	$10,039,314

US Treasury Securities — 99.2%
US Treasury Bill (a)		04/29/10	2,000,000	1,999,766
US Treasury Bill (a)		06/10/10	3,000,000	2,999,172
US Treasury Bill (a)		06/24/10	44,000,000	43,986,140
US Treasury Bill (a)		07/08/10	2,000,000	1,999,238
US Treasury Bill (a)		07/29/10	109,000,000	108,944,192
US Treasury Bill (a)		09/16/10	19,000,000	18,980,050
US Treasury Bill (a)		09/23/10	50,000,000	49,944,850

Total US Treasury Securities
(Cost $228,851,823)				228,853,408

Total Short-Term Investments
(Cost $238,891,137)				238,892,722

Total Investments — 103.6%
(Cost $238,891,137)				238,892,722

Liabilities in Excess of Other Assets — (3.6%)				(8,278,129)

Net Assets — 100.0%				$230,614,593

(a)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	March 31, 2010

1.   Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the ‘‘funds.’’

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Over-the-counter stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined.  If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at ‘‘fair value.’’  If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.  Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$727,295,816	$489,958,830	$—	$1,217,254,646
Convertible Bonds	—	8,139,177	—	8,139,177
Subordinated Convertible Notes	—	447,850	—	447,850
Corporate Bonds	—	86,455,593	—	86,455,593
Asset-Backed Securities	—	21,580,148	—	21,580,148
Mortgage-Backed Securities	—	77,518,519	—	77,518,519
Bank Loans	—	2,244,114	—	2,244,114
US Treasury Securities	474,427,663	—	—	474,427,663
Exchange-Traded Funds and Mutual Funds	142,447,044	—	—	142,447,044
Private Investment Funds	—	—	423,249,158	423,249,158
Preferred Stocks	13,525,835	3,810,540	—	17,336,375
Purchased Options	285,000	56,450	—	341,450
Warrants	—	2,279,177	—	2,279,177
Short-Term Investments	1,026,402,760	—	—	1,026,402,760
Total Investments in Securities	2,384,384,118	692,490,398	423,249,158	3,500,123,674
Financial Futures Contracts	7,236,549	—	—	7,236,549
Forward Currency Contracts	7,027	—	—	7,027
Swap Contracts	—	1,229,999	—	1,229,999
Total Other Financial Instruments	7,243,576	1,229,999	—	8,473,575
Total Assets	$2,391,627,694	$693,720,397	$423,249,158	$3,508,597,249

Liabilities
Common Stocks Sold Short*	$(22,644,401)	$(933,373)	$—	$(23,577,774)
Total Securities Sold Short	(22,644,401)	(933,373)	—	(23,577,774)
Financial Futures Contracts	(3,135,832)	—	—	(3,135,832)
Forward Currency Contracts	(233)	—	—	(233)
Swap Contracts	—	(612,630)	—	(612,630)
Total Other Financial Instruments	(3,136,065)	(612,630)	—	(3,748,695)
Total Liabilities	$(25,780,466)	$(1,546,003)	$—	$(27,326,469)
* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$11,513,855	$139,724,121	$—	$151,237,976
Private Investment Funds	—	—	31,503,740	31,503,740
Preferred Stocks	—	1,204,347	—	1,204,347
Warrants	—	14,495	—	14,495
Short-Term Investments	15,364,559	—	—	15,364,559
Total Investments in Securities	26,878,414	140,942,963	31,503,740	199,325,117
Financial Futures Contracts	438,899	—	—	438,899
Forward Currency Contracts	702	—	—	702
Swap Contracts	—	1,464,929	—	1,464,929
Total Other Financial Instruments	439,601	1,464,929	—	1,904,530
Total Assets	$27,318,015	$142,407,892	$31,503,740	$201,229,647

Liabilities
Financial Futures Contracts	$(51,823)	$—	$—	$(51,823)
Forward Currency Contracts	(158)	—	—	(158)
Total Other Financial Instruments	(51,981)	—	—	(51,981)
Total Liabilities	$(51,981)	$—	$—	$(51,981)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$87,534,572	$334	$—	$87,534,906
Acquired Funds	—	—	24,466,929	24,466,929
Short-Term Investments	17,017,583	—	—	17,017,583
Total Investments in Securities	104,552,155	334	24,466,929	129,019,418
Financial Futures Contracts	504,021	—	—	504,021
Total Other Financial Instruments	504,021	—	—	504,021
Total Assets	$105,056,176	$334	$24,466,929	$129,523,439

Liabilities
Financial Futures Contracts	$(173,899)	$—	$—	$(173,899)
Total Other Financial Instruments	(173,899)	$—	—	(173,899)
Total Liabilities	$(173,899)	$—	$—	$(173,899)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$238,892,722	$—	$—	$238,892,722
Total Investments in Securities	238,892,722	—	—	238,892,722
Total Assets	$238,892,722	$—	$—	$238,892,722

The funds adopted FASB Accounting Standards Update No 2010-06 "Fair Value Measurements and Disclosures (Topic 820)" ("the Update"), effective January 1, 2010. The Update requires the funds to disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.  The funds had no significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2010.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund
Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/10 for the period ended 3/31/10
Common Stocks*	$-	$-	$-	$-	$-	$-	$-
Private Investment Funds	371,698,210	(3,057,976)	19,184,276	35,424,648	-	423,249,158	16,126,300
Total	$371,698,210	$(3,057,976)	$19,184,276	$35,424,648	$-	$423,249,158	$16,126,300
*Common Stocks categorized as Level 3 have a market value of zero .

International Equity Fund
Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchase (sales)	Net Transfers in and/or out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/10 for the period ended 3/31/10
Common Stocks*	$-	$-	$-	$-	$-	$-	$-
Private Investment Funds	31,099,444	(293,146)	2,390,980	(1,693,538)	-	31,503,740	2,097,834
Total	$31,099,444	$(293,146)	$2,390,980	$(1,693,538)	$-	$31,503,740	$2,097,834
*Common Stocks categorized as Level 3 have a market value of zero .

US Equity Fund
Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchase (sales)	Net Transfers in and/or out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/10 for the period ended 3/31/10
Acquired Funds	$23,064,059	$-	$1,402,870	$-	$-	$24,466,929	$1,402,870

3.   Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds may employ derivatives strategies, such as futures, options on futures, buying and selling options, swaps (including interest rate, currency, total return, index and credit default swaps) and caps, floors and collars related to such swaps.  Derivatives may be used for "hedging," which means that they may be used when the manager seeks to protect a fund's investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors.  Derivative strategies also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund's portfolio investments and/or for purposes of total return.  However derivatives are used, their successful use is not assured and will depend upon the manager's ability to predict and understand relevant market movements.  See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including but not limited to put and call options written (sold) by a fund, futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage.  It is each fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act.  In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting ("covered") position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.  When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act.  The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with managing the foreign currency exchange risk to which they may be subject in the normal course of pursuing their investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates.  However, such transactions may also be used to generate income for a fund or otherwise increase its total return or reduce benchmark risk.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss.  A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract.  Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.  The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable).  The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Financial Futures Contracts

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives.  Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or to hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial margin"). An outstanding futures contract is valued daily, and the payment in cash of "variation margin" will be required, a process known as "marking to the market." Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial future contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The funds may use option contracts to manage market exposures and exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an "underlying instrument") from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option.  Put and call options that a fund may purchase or write may be traded on a national securities exchange or in the over-the-counter (OTC) market.  All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default.  There can be no assurance that a liquid secondary market will exist for any option purchased or sold.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options).  The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised.  As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options).  Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised.  When buying options, a fund's potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value.  If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price.  The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option.  However, the loss will be offset at least in part by the premium received from the sale of the put.  If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written.  The current market value of a written option is the last sale price on the market on which it is principally traded.  If the written option expires unexercised, the fund realizes a gain in the amount of the premium received.  If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IO's, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

Depending on their structure, swap agreements may increase or decrease a fund's exposure to equity markets, interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.

Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments.  The risk of loss to a fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party.  If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the net amount that the fund is entitled to receive.  If the fund is obligated to pay the net amount, the fund's risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.  Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party.  Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period.  Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments.  The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place.  For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security.  In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit default swaps.  A fund may be a buyer or seller of credit default swaps.  The "buyer" in a credit default swap agreement is obligated to pay the "seller" a periodic stream of payments over the term of the agreement in return for a payment by the "seller" that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation.  Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation.  The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation.  If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing.  Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

A fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event.  A fund may sell credit default swaps, to receive periodic payments but in doing so is exposed to the risk that the value of the reference debt obligation may decline due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer.  A fund may also sell credit default swaps in order to gain exposure that is similar to owning the reference debt obligation.  As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to the risk that there would be a credit event and the fund would have to make a substantial payment.

Bank Loans

The funds may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.  A fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.  When investing in a loan participation, a fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower.  A fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.   Investment Transactions

For federal income tax purposes, the cost of securities owned at March 31, 2010, has been estimated since the final tax characteristic cannot be determined until fiscal year end.  The cost of securities, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned at March 31, 2010, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$397,297,009	$(226,441,924)	$170,855,085	$3,329,268,589

International Equity	38,008,252	(33,444,688)	4,563,564	194,761,553

US Equity	31,905,314	(12,461,453)	19,443,861	109,575,557

Short-Term	4,542	(2,957)	1,585	238,891,137

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2010 were as follows:

Description	Face Value

Multi-Asset Fund

JP Morgan Chase & Co., 0.28%, dated 03/18/10, to be repurchased on 04/01/10 at $104,409,358	$104,398,000

For the period ended March 31, 2010, the average balance outstanding was $394,607,356 and the average interest rate was 0.21%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities.  These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8.   Subsequent Events

Management has evaluated the possibility of subsequent events existing in this report.  Management has determined that there are no material events that would require recognition or disclosure in this report through this date.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2 is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/26/2010

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/26/2010